UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-02671

Deutsche Municipal Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	5/31

Date of reporting period:	11/30/2014

ITEM 1.	REPORT TO STOCKHOLDERS

November 30, 2014

Semiannual Report

to Shareholders

Deutsche Managed Municipal Bond Fund

(formerly DWS Managed Municipal Bond Fund)

Contents
3 Letter to Shareholders
4 Performance Summary
7 Portfolio Management Team
8 Portfolio Summary
9 Investment Portfolio
37 Statement of Assets and Liabilities
43 Statement of Operations
44 Statement of Cash Flows
45 Statement of Changes in Net Assets
46 Financial Highlights
53 Notes to Financial Statements
63 Information About Your Fund's Expenses
65 Advisory Agreement Board Considerations and Fee Evaluation
70 Account Management Resources
72 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality ("junk bonds") and non-rated securities present greater risk of loss than investments in higher-quality securities. The fund invests in inverse floaters, which are derivatives that involve leverage and could magnify the fund's gains or losses. Although the fund seeks income that is exempt from federal income taxes, a portion of the fund’s distributions may be subject to federal, state and local taxes, including the alternative minimum tax. See the prospectus for details.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DeAWM Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Shareholder:

I am very pleased to tell you that the DWS funds have been renamed Deutsche funds, aligning more closely with the Deutsche Asset & Wealth Management brand. We are proud to adopt the Deutsche name — a brand that fully represents the global access, discipline and intelligence that support all of our products and services.

Deutsche Asset & Wealth Management combines the asset management and wealth management divisions of Deutsche Bank to deliver a comprehensive suite of active, passive and alternative investment capabilities. Your investment in the Deutsche funds means you have access to the thought leadership and resources of one of the world’s largest and most influential financial institutions.

In conjunction with your fund’s name change, please note that the Deutsche funds’ Web address has changed as well. The former dws-investments.com is now deutschefunds.com.

In addition, key service providers have been renamed as follows:
Former Name	New name, effective August 11, 2014
DWS Investments Distributors, Inc.	DeAWM Distributors, Inc.
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company	DeAWM Service Company

These changes have no effect on the day-to-day management of your investment, and there is no action required on your part. You will continue to experience the benefits that come from our decades of experience, in-depth research and worldwide network of investment professionals.

Thanks for your continued support. We appreciate your trust and the opportunity to put our capabilities to work for you.

Best regards,
Brian Binder
President, Deutsche Funds

Performance Summary November 30, 2014 (Unaudited)
Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/14
Unadjusted for Sales Charge	2.84%	10.19%	5.54%	4.93%
Adjusted for the Maximum Sales Charge (max 2.75% load)	0.01%	7.16%	4.95%	4.63%
Barclays Municipal Bond Index†	2.45%	8.23%	5.12%	4.81%
Average Annual Total Returns as of 9/30/14 (most recent calendar quarter end)
Unadjusted for Sales Charge		9.78%	4.81%	4.82%
Adjusted for the Maximum Sales Charge (max 2.75% load)		6.76%	4.22%	4.52%
Barclays Municipal Bond Index†		7.93%	4.67%	4.72%
Class B	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/14
Unadjusted for Sales Charge	2.42%	9.30%	4.65%	4.08%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)	–1.58%	6.30%	4.49%	4.08%
Barclays Municipal Bond Index†	2.45%	8.23%	5.12%	4.81%
Average Annual Total Returns as of 9/30/14 (most recent calendar quarter end)
Unadjusted for Sales Charge		9.01%	3.95%	4.00%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)		6.01%	3.78%	4.00%
Barclays Municipal Bond Index†		7.93%	4.67%	4.72%
Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/14
Unadjusted for Sales Charge	2.33%	9.22%	4.70%	4.12%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	1.33%	9.22%	4.70%	4.12%
Barclays Municipal Bond Index†	2.45%	8.23%	5.12%	4.81%
Average Annual Total Returns as of 9/30/14 (most recent calendar quarter end)
Unadjusted for Sales Charge		8.92%	4.00%	4.02%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		8.92%	4.00%	4.02%
Barclays Municipal Bond Index†		7.93%	4.67%	4.72%
Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/14
No Sales Charges	2.94%	10.40%	5.70%	5.14%
Barclays Municipal Bond Index†	2.45%	8.23%	5.12%	4.81%
Average Annual Total Returns as of 9/30/14 (most recent calendar quarter end)
No Sales Charges		10.10%	5.00%	5.04%
Barclays Municipal Bond Index†		7.93%	4.67%	4.72%
Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/14
No Sales Charges	2.96%	10.42%	5.77%	5.18%
Barclays Municipal Bond Index†	2.45%	8.23%	5.12%	4.81%
Average Annual Total Returns as of 9/30/14 (most recent calendar quarter end)
No Sales Charges		10.01%	5.06%	5.07%
Barclays Municipal Bond Index†		7.93%	4.67%	4.72%

Performance in the Average Annual Total Returns table(s) above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated October 1, 2014 are 0.81%, 1.62%, 1.59%, 0.66% and 0.55% for Class A, Class B, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A portion of the Fund's distributions may be subject to federal, state and local taxes and the alternative minimum tax.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended November 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

† The Barclays Municipal Bond Index is an unmanaged, market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years.

‡ Total returns shown for periods less than one year are not annualized.

	Class A	Class B	Class C	Class S	Institutional Class
Net Asset Value
11/30/14	$9.38	$9.38	$9.37	$9.39	$9.38
5/31/14	$9.30	$9.30	$9.30	$9.31	$9.30
Distribution Information as of 11/30/14
Income Dividends, Six Months	$.18	$.14	$.14	$.19	$.19
November Income Dividend	$.0298	$.0238	$.0238	$.0315	$.0317
SEC 30-day Yield‡‡	1.78%	1.06%	1.06%	2.05%	2.08%
Tax Equivalent Yield‡‡	3.14%	1.87%	1.87%	3.62%	3.67%
Current Annualized Distribution Rate‡‡	3.81%	3.04%	3.05%	4.03%	4.06%

‡‡ The SEC yield is net investment income per share earned over the month ended November 30, 2014, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yield would have been 1.03%, 1.04% and 2.01% for Class B, C and S shares, respectively, had certain expenses not been reduced. Tax equivalent yield is based on the Fund's yield and a marginal federal income tax rate of 43.4%. Current annualized distribution rate is the latest monthly dividend shown as a percentage of net asset value on November 30, 2014. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rate would have been 3.01%, 3.03% and 3.99% for Class B, C and S shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.

Portfolio Management Team

Philip G. Condon, Managing Director

Co-Lead Portfolio Manager of the fund. Began managing the fund in 1990.

— Joined Deutsche Asset & Wealth Management in 1983.

— Vice Chairman of Deutsche Asset & Wealth Management, Americas; formerly, Head of Municipal Bonds.

— BA and MBA, University of Massachusetts at Amherst.

Ashton P. Goodfield, CFA, Managing Director

Co-Lead Portfolio Manager of the fund. Began managing the fund in 1998.

— Joined Deutsche Asset & Wealth Management in 1986.

— Co-Head of Municipal Bonds.

— BA, Duke University.

Matthew J. Caggiano, CFA, Managing Director

Co-Lead Portfolio Manager of the fund. Began managing the fund in 1999.

— Joined Deutsche Asset & Wealth Management in 1989.

— BS, Pennsylvania State University; MS, Boston College.

Michael J. Generazo, Director

Co-Lead Portfolio Manager of the fund. Began managing the fund in 2010.

— Joined Deutsche Asset & Wealth Management in 1999.

— BS, Bryant College; MBA, Suffolk University.

Portfolio Summary (Unaudited)

Investment Portfolio as of November 30, 2014 (Unaudited)
	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 94.2%
Alabama 0.7%
Alabama, State Public School & College Authority, Capital Improvement, Prerefunded, 5.0%, 12/1/2023	35,000,000	39,543,000
Alaska 0.3%
Alaska, State Industrial Development & Export Authority Revenue, Providence Health Services, Series A, 5.5%, 10/1/2041	11,000,000	12,438,360
Valdez, AK, Marine Terminal Revenue, Exxon Pipeline Co. Project, 0.05%**, 10/1/2025	1,700,000	1,700,000
		14,138,360
Arizona 1.5%
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2032, GTY: Citibank NA	1,600,000	1,821,712
5.0%, 12/1/2037, GTY: Citibank NA	8,405,000	9,606,495
Arizona, State Health Facilities Authority Revenue, Banner Health System, Series D, 5.375%, 1/1/2032	12,000,000	12,988,320
Arizona, Water Infrastructure Finance Authority Revenue, Water Quality, Series A, Prerefunded, 5.0%, 10/1/2030	6,250,000	7,520,312
Phoenix, AZ, Civic Improvement Corp., Airport Revenue:
Series A, 5.0%, 7/1/2040	22,775,000	24,346,475
Series A, 5.25%, 7/1/2033	20,885,000	23,434,223
		79,717,537
Arkansas 0.1%
North Little Rock, AR, Electric Revenue, Series A, ETM, 6.5%, 7/1/2015, INS: NATL	2,960,000	3,070,467
California 16.3%
Banning, CA, Water & Sewer Revenue, 1989 Water System Improvement Project, ETM, 8.0%, 1/1/2019, INS: AMBAC	445,000	495,556
Banning, CA, Water & Sewer Revenue, Water System Reference & Improvement Project, ETM, 8.0%, 1/1/2019, INS: AMBAC	250,000	286,868
Beaumont, CA, Utility Authority Revenue, Wastewater Enterprise Project, Series A, 0.04%**, 9/1/2041, LOC: Union Bank of California NA	3,580,000	3,580,000
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area:
Series F, Prerefunded, 5.0%, 4/1/2031	10,700,000	11,374,314
Series F-1, Prerefunded, 5.5%, 4/1/2043	13,000,000	15,062,190
Series F-1, Prerefunded, 5.625%, 4/1/2044	11,500,000	13,770,560
California, Educational Facilities Authority Revenue, University of Southern California, Series A, 5.0%, 10/1/2038	6,925,000	7,726,084
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, Series A, 5.0%, 6/1/2045, INS: AGC	10,275,000	10,497,454
California, Health Facilities Financing Authority Revenue, Adventist Health System, Series A, 5.75%, 9/1/2039	5,000,000	5,785,700
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West:
Series A, 6.0%, 7/1/2034	10,000,000	11,734,300
Series A, 6.0%, 7/1/2039	7,500,000	8,746,950
California, Infrastructure & Economic Development Bank Revenue, California Independent Systems Operator Corp., Series A, Prerefunded, 6.25%, 2/1/2039	7,800,000	7,883,772
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034, GTY: Citigroup, Inc.	15,315,000	21,477,909
California, State General Obligation:
5.0%, 2/1/2032	35,000,000	40,328,750
5.0%, 9/1/2032	10,000,000	10,674,400
5.0%, 2/1/2033	8,000,000	9,206,720
5.0%, 2/1/2043	20,000,000	22,425,400
5.0%, 5/1/2044	11,200,000	12,726,336
5.25%, 4/1/2035	15,340,000	17,878,770
6.0%, 4/1/2038	22,915,000	27,473,481
6.25%, 11/1/2034	20,655,000	25,389,539
California, State General Obligation, Various Purposes:
5.0%, 6/1/2023, INS: AGMC	25,000,000	27,595,750
5.25%, 9/1/2026	18,765,000	22,477,092
5.25%, 9/1/2030	5,000,000	5,902,750
5.25%, 10/1/2032	25,000,000	29,478,750
6.0%, 11/1/2039	50,000,000	60,975,000
6.5%, 4/1/2033	58,440,000	71,406,667
California, State Public Works Board Lease Revenue, Series A, 5.0%, 9/1/2039	25,000,000	28,308,000
California, State Public Works Board, Lease Revenue, Capital Projects, Series I-1, 6.375%, 11/1/2034	10,000,000	12,303,100
California, State Public Works Board, Lease Revenue, Department of General Services, Buildings 8 & 9, Series A, 6.125%, 4/1/2029	2,000,000	2,410,780
California, State Revenue Lease, Public Works Board, Department of Corrections, Series C, 5.0%, 6/1/2025	2,500,000	2,509,275
California, State University Revenue, Series A, 5.25%, 11/1/2038	10,000,000	11,422,200
California, Statewide Communities Development Authority Revenue, Kaiser Permanente, Kaiser Foundation, Series A, 5.0%, 4/1/2042	5,295,000	5,842,027
East Bay, CA, Municipal Utility District, Wastewater Systems Revenue, Series A, 5.0%, 6/1/2037, INS: AMBAC	13,085,000	14,325,196
Foothill, CA, Eastern Corridor Agency, Toll Road Revenue:
Series A, ETM, Zero Coupon, 1/1/2015	10,000,000	9,998,900
Series A, ETM, Zero Coupon, 1/1/2017	5,000,000	4,950,100
Series A, ETM, Zero Coupon, 1/1/2018	21,890,000	21,435,345
Los Angeles, CA, Community College District, Election of 2008, Series C, 5.25%, 8/1/2039	12,000,000	13,924,200
Los Angeles, CA, Department of Airports Revenue, Series A, 5.25%, 5/15/2039	5,000,000	5,695,400
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series A, 5.0%, 5/15/2040	25,000,000	28,343,500
Orange County, CA, Airport Revenue:
Series A, 5.25%, 7/1/2039	16,000,000	18,056,640
Series B, 5.25%, 7/1/2039	12,000,000	13,542,480
Rancho, CA, Water District Community Facilities District No. 89-5, Special Tax, 0.04%**, 9/1/2028, LOC: Wells Fargo Bank NA	460,000	460,000
Rancho, CA, Water District Financing Authority, Series B, 0.04%**, 8/15/2031, LOC: U.S. Bank NA	900,000	900,000
Roseville, CA, School District General Obligation, Junior High, Series B, Zero Coupon, 8/1/2015, INS: NATL	1,000,000	998,230
Sacramento, CA, Municipal Utility District, Electric Revenue:
Series U, 5.0%, 8/15/2026, INS: AGMC	10,455,000	11,848,965
Series U, 5.0%, 8/15/2028, INS: AGMC	8,175,000	9,186,656
San Diego County, CA, Regional Airport Authority Revenue:
Series A, 5.0%, 7/1/2034	7,000,000	7,852,250
Series B, AMT, 5.0%, 7/1/2043	12,500,000	13,749,000
San Diego, CA, Community College District General Obligation, Election of 2002, 5.25%, 8/1/2033	5,000,000	5,766,350
San Diego, CA, Community College District, Election of 2006, 5.0%, 8/1/2036	6,100,000	7,027,139
San Francisco, CA, City & County Airports Commission, International Airport Revenue:
Series A, AMT, 5.0%, 5/1/2040	14,000,000	15,583,960
Series 32-G, 5.0%, 5/1/2026, INS: NATL	8,565,000	9,107,507
Series F, 5.0%, 5/1/2035	27,500,000	30,011,025
Series E, 6.0%, 5/1/2039	35,000,000	41,496,000
San Francisco, CA, City & County Certificates of Participation, Multiple Capital Improvement Projects, Series A, 5.25%, 4/1/2031	7,860,000	8,961,029
Walnut, CA, Energy Center Authority Revenue, Series A, 5.0%, 1/1/2040	10,000,000	11,031,500
		869,407,816
Colorado 5.2%
Colorado, E-470 Public Highway Authority Revenue:
Series B, Zero Coupon, 9/1/2016, INS: NATL	5,000,000	4,896,600
Series A-1, 5.5%, 9/1/2024, INS: NATL	4,000,000	4,137,400
Colorado, Health Facilities Authority Revenue, Covenant Retirement Communities, Inc., 5.0%, 12/1/2035	15,000,000	15,289,800
Colorado, Public Energy Authority, Natural Gas Purchase Revenue, 6.5%, 11/15/2038, GTY: Merrill Lynch & Co., Inc.	30,000,000	40,863,900
Colorado, State Building Excellent Schools Today, Certificates of Participation, Series G, 5.0%, 3/15/2032	8,630,000	9,747,499
Colorado, State Health Facilities Authority Revenue, School Health Systems, Series A, 5.5%, 1/1/2035	16,250,000	19,269,250
Colorado, Transportation/Tolls Revenue:
Series B, Zero Coupon, 9/1/2015, INS: NATL	17,120,000	17,017,451
Series B, Zero Coupon, 9/1/2017, INS: NATL	8,000,000	7,663,520
Series B, Zero Coupon, 9/1/2018, INS: NATL	20,560,000	19,187,209
Series B, Zero Coupon, 9/1/2019, INS: NATL	36,500,000	33,102,945
Series B, Zero Coupon, 9/1/2020, INS: NATL	7,000,000	6,154,890
Denver City & County, CO, Airport Revenue:
Series A, AMT, 5.5%, 11/15/2028	15,000,000	17,637,900
Series A, AMT, 5.5%, 11/15/2029	14,705,000	17,203,673
Series A, AMT, 5.5%, 11/15/2030	15,080,000	17,566,089
Series A, AMT, 5.5%, 11/15/2031	5,000,000	5,778,200
University of Colorado, Enterprise Revenue, 5.25%, 6/1/2036	11,500,000	13,198,895
University of Colorado, Hospital Authority Revenue, Series A, 5.0%, 11/15/2042	26,010,000	28,248,941
		276,964,162
Connecticut 1.1%
Connecticut, Harbor Point Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project, Series A, 7.875%, 4/1/2039	13,000,000	15,416,700
Connecticut, State Health & Educational Facilities Authority Revenue, Hartford Healthcare, Series A, 5.0%, 7/1/2041	20,000,000	21,544,200
Connecticut, State Health & Educational Facilities Authority Revenue, Stamford Hospital, Series J, 5.125%, 7/1/2035	18,000,000	19,871,640
		56,832,540
District of Columbia 1.0%
District of Columbia, Income Tax Secured Revenue, Series G, 5.0%, 12/1/2036	27,475,000	31,430,576
District of Columbia, National Public Radio Revenue, Series A, 5.0%, 4/1/2035	5,000,000	5,564,350
District of Columbia, Water & Sewer Revenue, Public Utility Revenue, 5.5%, 10/1/2023, INS: AGMC	5,000,000	6,124,400
Metropolitan Washington, DC, Airports Authority System Revenue:
Series A, AMT, 5.0%, 10/1/2030	7,750,000	8,915,910
Series A, AMT, 5.0%, 10/1/2044	3,890,000	4,302,106
		56,337,342
Florida 6.1%
Broward County, FL, Airport Systems Revenue, Series Q-1, 5.0%, 10/1/2037	39,000,000	43,417,920
Clearwater, FL, Water & Sewer Revenue, Series A, 5.25%, 12/1/2039	2,000,000	2,266,960
Florida, Jacksonville Electric Authority, Water & Sewer Revenue, Series A, 5.0%, 10/1/2032	5,000,000	5,689,100
Florida, Village Center Community Development District, Utility Revenue, ETM, 6.0%, 11/1/2018, INS: FGIC	1,025,000	1,151,854
Fort Pierce, FL, Utilities Authority Revenue, Series B, Zero Coupon, 10/1/2018, INS: AMBAC	2,000,000	1,859,140
Hillsborough County, FL, Industrial Development Authority Revenue, University Community Hospital, ETM, 6.5%, 8/15/2019, INS: NATL	1,000,000	1,152,440
Lee County, FL, Airport Revenue, Series A, AMT, 5.375%, 10/1/2032	1,750,000	1,939,210
Marco Island, FL, Utility Systems Revenue:
Series A, 5.0%, 10/1/2034	1,000,000	1,131,130
Series A, 5.0%, 10/1/2040	1,000,000	1,132,290
Melbourne, FL, Water & Sewer Revenue, ETM, Zero Coupon, 10/1/2016, INS: FGIC	1,350,000	1,340,091
Miami-Dade County, FL, Aviation Revenue:
Series A, AMT, 5.0%, 10/1/2031	3,495,000	3,873,124
Series B, 5.0%, 10/1/2035, INS: AGMC	15,000,000	16,587,600
Series A, 5.5%, 10/1/2041	30,000,000	34,170,900
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series C, AMT, 5.25%, 10/1/2022, INS: AGMC	20,000,000	22,222,400
Series A-1, 5.375%, 10/1/2035	1,000,000	1,150,180
Series A-1, 5.375%, 10/1/2041	19,290,000	21,964,559
Miami-Dade County, FL, Double Barreled Aviation, 5.0%, 7/1/2041	6,700,000	7,391,105
Miami-Dade County, FL, Expressway Authority, Toll Systems Revenue, Series A, 5.0%, 7/1/2044	7,500,000	8,328,975
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2037	16,500,000	18,422,415
Miami-Dade County, FL, Water & Sewer Systems Revenue, 5.0%, 10/1/2034	17,800,000	20,134,114
North Brevard County, FL, Hospital District Revenue, Parrish Medical Center Project, Prerefunded, 5.75%, 10/1/2043	10,000,000	11,578,872
Orange County, FL, Health Facilities Authority Revenue:
Series 2006-A, 6.25%, 10/1/2016, INS: NATL	735,000	779,394
Series 2006-A, ETM, 6.25%, 10/1/2016, INS: NATL	70,000	75,293
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare System:
Series B, 5.25%, 12/1/2029, INS: AGMC	6,500,000	7,284,680
Series A, 6.25%, 10/1/2018, INS: NATL	500,000	577,125
Series C, 6.25%, 10/1/2021, INS: NATL	6,000,000	7,035,300
Orange County, FL, Health Facilities Authority, Orlando Regional Facilities, Series A, ETM, 6.25%, 10/1/2016, INS: NATL	1,945,000	2,092,061
Orlando & Orange County, FL, Expressway Authority Revenue:
Series C, 5.0%, 7/1/2035	16,215,000	18,060,753
Series A, 5.0%, 7/1/2040	11,895,000	13,234,615
Palm Beach County, FL, Criminal Justice Facilities Revenue, 7.2%, 6/1/2015, INS: NATL	110,000	113,755
Port St. Lucie, FL, Utility System Revenue:
5.0%, 9/1/2035, INS: AGC	2,600,000	2,883,452
5.25%, 9/1/2035, INS: AGC	3,000,000	3,357,570
Sunrise, FL, Water & Sewer Revenue, Utility Systems, ETM, 5.5%, 10/1/2018, INS: AMBAC	11,465,000	12,875,424
Tallahassee, FL, Energy System Revenue, 5.5%, 10/1/2016, INS: AMBAC	1,005,000	1,094,365
Tampa, FL, Sports Authority Revenue, Sales Tax-Tampa Bay Arena Project, 5.75%, 10/1/2020, INS: NATL	2,075,000	2,280,280
Tampa-Hillsborough County, FL, Expressway Authority, Series A, 5.0%, 7/1/2037	24,430,000	26,930,899
		325,579,345
Georgia 5.4%
Atlanta, GA, Airport Revenue:
Series A, 5.0%, 1/1/2035	2,470,000	2,772,871
Series B, 5.0%, 1/1/2037	720,000	809,150
Atlanta, GA, Metropolitan Rapid Transit Authority, Sales Tax Revenue, 5.0%, 7/1/2039	5,000,000	5,635,050
Atlanta, GA, Water & Sewer Revenue, Series A, 5.5%, 11/1/2019, INS: NATL	13,000,000	15,569,710
Atlanta, GA, Water & Wastewater Revenue:
Series B, 5.25%, 11/1/2028	5,000,000	5,920,200
Series B, 5.375%, 11/1/2039, INS: AGMC	40,000,000	45,745,200
Burke County, GA, Development Authority Pollution Control Revenue, Oglethorpe Power Corp. Vogtle Project:
Series A, 5.3%, 1/1/2033, INS: AGMC	10,000,000	11,017,000
Series B, 5.5%, 1/1/2033	4,000,000	4,283,880
De Kalb County, GA, Water & Sewer Revenue:
Series A, 5.25%, 10/1/2032	2,180,000	2,534,817
Series A, 5.25%, 10/1/2033	3,635,000	4,201,515
Series A, 5.25%, 10/1/2036	11,115,000	12,842,827
Series A, 5.25%, 10/1/2041	29,000,000	33,459,040
Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Healthcare:
Series A, 5.375%, 2/15/2040	8,225,000	8,986,471
Series A, 5.5%, 2/15/2045	20,000,000	21,960,000
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2019, GTY: JPMorgan Chase & Co.	17,440,000	19,562,274
Series B, 5.0%, 3/15/2019, GTY: Merrill Lynch & Co., Inc.	5,000,000	5,570,900
Series A, 5.0%, 3/15/2020, GTY: JPMorgan Chase & Co.	2,700,000	3,077,568
Series B, 5.0%, 3/15/2020, GTY: Merrill Lynch & Co., Inc.	5,000,000	5,616,400
Series A, 5.0%, 3/15/2022, GTY: JPMorgan Chase & Co.	17,340,000	20,077,986
Series A, 5.5%, 9/15/2023, GTY: Merrill Lynch & Co., Inc.	5,000,000	5,955,700
Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co., Inc.	4,635,000	5,564,132
Series A, 5.5%, 9/15/2027, GTY: Merrill Lynch & Co., Inc.	5,000,000	6,070,350
Series A, 5.5%, 9/15/2028, GTY: Merrill Lynch & Co., Inc.	5,000,000	6,043,850
Georgia, Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare Systems, 6.5%, 8/1/2038, INS: AGC	18,700,000	21,186,913
Georgia, Municipal Electric Authority Power Revenue, Series W, 6.6%, 1/1/2018, INS: NATL	6,065,000	6,461,772
Georgia, State Municipal Electric Authority, Series GG, 5.0%, 1/1/2039	5,695,000	6,315,584
		287,241,160
Guam 0.0%
Government of Guam, Waterworks Authority, Water & Wastewater System Revenue, Prerefunded, 5.5%, 7/1/2016	860,000	886,600
Hawaii 0.7%
Hawaii, State Airports Systems Revenue, Series A, 5.0%, 7/1/2039	16,800,000	18,233,544
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc., 6.5%, 7/1/2039, GTY: Hawaiian Electric Co., Inc.	6,000,000	6,979,620
Honolulu City & County, HI, Wastewater Systems Revenue, Series A, 5.25%, 7/1/2036	10,285,000	11,775,194
		36,988,358
Idaho 0.2%
Idaho, Health Facilities Authority Revenue, St. Luke's Regional Medical Center, 6.75%, 11/1/2037	10,060,000	11,565,378
Illinois 7.6%
Channahon, IL, Morris Hospital Revenue, Series D, 0.04%**, 12/1/2032, LOC: U.S. Bank NA	1,675,000	1,675,000
Chicago, IL, Airport Revenue, O'Hare International Airport, Third Lien:
Series A, 5.75%, 1/1/2039	13,650,000	15,721,251
Series B, 6.0%, 1/1/2041	25,000,000	29,169,250
Chicago, IL, Core City General Obligation, Zero Coupon, 1/1/2017, INS: NATL	20,000,000	19,344,400
Chicago, IL, General Obligation:
Series B, ETM, 5.125%, 1/1/2015, INS: AMBAC	1,010,000	1,014,616
Series A, 5.25%, 1/1/2035	10,125,000	10,506,105
Chicago, IL, O'Hare International Airport Revenue, Series C, 6.5%, 1/1/2041	26,700,000	32,388,168
Chicago, IL, School District General Obligation Lease, Board of Education:
Series A, 6.0%, 1/1/2016, INS: NATL	11,025,000	11,633,690
Series A, 6.25%, 1/1/2015, INS: NATL	7,845,000	7,887,441
Chicago, IL, Water & Sewer Revenue, Zero Coupon, 11/1/2018, INS: AMBAC	5,165,000	4,845,390
Chicago, IL, Water Revenue, 5.0%, 11/1/2023, INS: AGMC	10,000,000	11,186,100
Cook County, IL, Catholic Theologicial Union Project Revenue, 0.04%**, 2/1/2035, LOC: U.S. Bank NA	9,200,000	9,200,000
Cook County, IL, Forest Preservation District, Series C, 5.0%, 12/15/2037	3,155,000	3,467,566
Illinois, Finance Authority Revenue, Advocate Health Care Network:
Series B, 5.375%, 4/1/2044	5,500,000	6,026,625
Series A, 5.5%, 4/1/2044	5,500,000	6,116,000
Series D, Prerefunded, 6.5%, 11/1/2038	4,085,000	4,746,157
Illinois, Finance Authority Revenue, Elmhurst Memorial Healthcare, Series A, 5.625%, 1/1/2037	8,000,000	8,656,000
Illinois, Finance Authority Revenue, Memorial Health Systems:
5.5%, 4/1/2034	12,100,000	13,408,131
5.5%, 4/1/2039	4,800,000	5,283,840
Illinois, Finance Authority Revenue, Northwest Community Hospital, Series A, 5.5%, 7/1/2038	22,990,000	25,092,206
Illinois, Higher Education Revenue, Zero Coupon, 4/1/2015, INS: NATL	3,300,000	3,295,446
Illinois, Hospital & Healthcare Revenue, Health Facilities Authority, Series A, 6.25%, 1/1/2015, INS: AMBAC	2,600,000	2,610,660
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, McCormick Place Expansion:
Series A, Zero Coupon, 6/15/2016, INS: NATL	7,035,000	6,919,063
Series A, ETM, Zero Coupon, 6/15/2016, INS: FGIC, NATL	2,965,000	2,948,693
Illinois, Metropolitan Pier & Exposition Authority, Special Assessment Revenue, Series A, Zero Coupon, 12/15/2018, INS: NATL	6,660,000	6,167,626
Illinois, Municipal Electric Agency Power Supply:
Series A, 5.25%, 2/1/2023, INS: NATL	3,500,000	3,821,230
Series A, 5.25%, 2/1/2024, INS: NATL	2,500,000	2,726,050
Illinois, Railsplitter Tobacco Settlement Authority, 6.0%, 6/1/2028	17,315,000	20,281,752
Illinois, Regional Transportation Authority:
Series B, 5.75%, 6/1/2033, INS: NATL	7,000,000	9,093,000
Series A, 6.7%, 11/1/2021, INS: NATL	19,735,000	23,360,320
Illinois, Sales & Special Tax Revenue, 6.25%, 12/15/2020, INS: AMBAC	5,070,000	5,584,605
Illinois, State Finance Authority Revenue, Ascension Health Credit Group, Series A, 5.0%, 11/15/2032	2,435,000	2,739,789
Illinois, State Finance Authority Revenue, Northwestern University, Series C, 0.04%**, 12/1/2034	4,000,000	4,000,000
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, 5.0%, 5/15/2041	13,155,000	14,128,075
Illinois, State Finance Authority Revenue, University of Chicago, Series A, 5.0%, 10/1/2038	12,000,000	13,772,520
Illinois, State General Obligation, 5.5%, 7/1/2038	3,205,000	3,545,371
Illinois, State Toll Highway Authority Revenue, Senior Priority, Series A-2C, 0.05%**, 7/1/2030, LOC: Northern Trust Co.	20,000,000	20,000,000
Lake Cook Kane & McHenry Counties, IL, School District General Obligation, 6.3%, 12/1/2017, INS: AGMC	1,885,000	2,196,591
Lake County, IL, Higher Education Revenue, District No. 117, Series B, Zero Coupon, 12/1/2014, INS: NATL	5,985,000	5,984,820
Springfield, IL, Water Revenue, 5.0%, 3/1/2037	5,000,000	5,539,300
Will County, IL, County General Obligation, Series B, Zero Coupon, 12/1/2014, INS: NATL	10,255,000	10,254,795
Will County, IL, School District General Obligation, Community Unit School District No. 365-U, Series B, ETM, Zero Coupon, 11/1/2015, INS: AGMC	8,000,000	7,986,080
		404,323,722
Indiana 1.2%
Indiana, Electric Revenue, Municipal Power Agency, Series B, 5.5%, 1/1/2016, INS: NATL	6,165,000	6,224,616
Indiana, Finance Authority Hospital Revenue, Deaconess Hospital Obligation, Series A, 6.75%, 3/1/2039	5,230,000	6,036,518
Indiana, Hospital & Healthcare Revenue, Health Facilities Financing Authority:
ETM, 6.0%, 7/1/2015, INS: NATL	1,825,000	1,885,105
ETM, 6.0%, 7/1/2016, INS: NATL	1,935,000	2,097,688
ETM, 6.0%, 7/1/2017, INS: NATL	2,050,000	2,315,427
ETM, 6.0%, 7/1/2018, INS: NATL	2,175,000	2,537,740
Indiana, State Finance Authority Revenue, Community Foundation of Northwest Indiana, 5.0%, 3/1/2041	17,395,000	18,741,547
Indiana, State Finance Authority, Hospital Revenue, Indiana University Health, Series D, 0.03%**, 3/1/2033, LOC: Northern Trust Co.	4,000,000	4,000,000
Indiana, State Finance Authority, Wastewater Utility Revenue, First Lien, Series A, 5.25%, 10/1/2038	8,000,000	9,178,560
Indiana, Transportation/Tolls Revenue, Series A, 7.25%, 6/1/2015	700,000	720,587
St. Joseph County, IN, Educational Facilities Revenue, Notre Dame du Lac Project, 5.0%, 3/1/2036	10,000,000	11,029,900
		64,767,688
Kansas 0.5%
Kansas, Pollution Control Revenue, Development Financing Authority, Series II, 5.5%, 11/1/2017	1,000,000	1,143,260
Kansas, State Development Finance Authority Hospital Revenue, Adventist Health System:
Series A, 5.0%, 11/15/2032	13,000,000	14,611,350
Series A, 5.0%, 11/15/2034	4,965,000	5,548,884
Wichita, KS, Hospital Revenue, Facilities Improvement, Series III-A, Prerefunded, 5.0%, 11/15/2034	3,590,000	4,248,837
		25,552,331
Kentucky 1.0%
Kentucky, Economic Development Finance Authority, Hospital Facilities Revenue, Owensboro Medical Health Systems, Series A, 6.5%, 3/1/2045	11,000,000	12,765,720
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2038, INS: AGC	4,500,000	4,875,345
Louisville & Jefferson County, KY, Metropolitan Government Health Systems Revenue, Norton Healthcare, Inc., 5.0%, 10/1/2030	15,000,000	15,505,800
Louisville & Jefferson County, KY, Metropolitan Government Revenue, Catholic Health Initiatives, Series A, 5.0%, 12/1/2035	20,770,000	22,883,555
		56,030,420
Louisiana 0.8%
East Baton Rouge Parish, LA, Industrial Development Board, Inc. Revenue, Exxon Mobil Project, Gulf Opportunity Zone, Series B, 0.05%**, 12/1/2040	12,000,000	12,000,000
East Baton Rouge, LA, Sewer Commission Revenue, Series A, 5.25%, 2/1/2039	10,000,000	11,190,800
Louisiana, Public Facilities Authority, Hospital Revenue, Lafayette General Medical Center, 5.5%, 11/1/2040	5,000,000	5,466,800
Louisiana, St. John Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/1/2037	12,000,000	12,678,480
		41,336,080
Maine 0.2%
Maine, Health & Higher Educational Facilities Authority Revenue, Series A, 5.0%, 7/1/2040	9,650,000	10,515,123
Maryland 0.5%
Baltimore, MD, Project Revenue, Waste Water Projects, Series A, 5.0%, 7/1/2038	11,000,000	12,592,910
Maryland, State Economic Development Corp. Revenue, Senior Lien Project, Chesapeake Bay:
Series A, 5.0%, 12/1/2016 (a)	860,000	392,848
Series A, 5.0%, 12/1/2031 (a)	20,000,000	9,136,000
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health Systems, Series A, Prerefunded, 6.75%, 7/1/2039	3,400,000	4,248,266
		26,370,024
Massachusetts 3.4%
Massachusetts, Bay Transportation Authority Revenue, Series B, 6.2%, 3/1/2016	3,610,000	3,732,090
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	4,100,000	4,116,482
Massachusetts, Sales & Special Tax Revenue, Federal Highway Grant, Series A, ETM, Zero Coupon, 12/15/2014	27,680,000	27,679,170
Massachusetts, State College Building Authority Revenue:
Series B, 5.0%, 5/1/2037	4,500,000	5,064,660
Series B, 5.0%, 5/1/2043	4,125,000	4,604,944
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Series B, 5.0%, 1/1/2032	28,800,000	31,851,360
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility:
Series B, 11/15/2056*	314,524	314
Series A-2, 5.5%, 11/15/2046	63,235	48,193
Series A-1, 6.25%, 11/15/2031	1,182,967	960,960
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series L, 5.0%, 7/1/2036	13,680,000	15,466,471
Massachusetts, State Health & Educational Facilities Authority Revenue, Massachusetts Institute of Technology, Series K, 5.5%, 7/1/2022	9,000,000	11,367,810
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	14,285,000	15,786,782
Massachusetts, State Port Authority Special Facilities Revenue, Delta Air Lines, Inc. Project:
Series A, AMT, 5.5%, 1/1/2015, INS: AMBAC	3,000,000	3,002,220
Series A, AMT, 5.5%, 1/1/2016, INS: AMBAC	3,000,000	3,003,930
Massachusetts, State School Building Authority, Sales Tax Revenue, Series B, 5.25%, 10/15/2035	12,000,000	14,092,920
Massachusetts, State Water Resource Authority:
Series B, 5.0%, 8/1/2041	5,500,000	6,287,600
Series J, 5.5%, 8/1/2021, INS: AGMC	5,685,000	7,059,235
Massachusetts, Water & Sewer Revenue, Water Authority, Series J, 5.5%, 8/1/2020, INS: AGMC	14,315,000	17,505,098
Massachusetts, Water & Sewer Revenue, Water Resource Authority, Series A, ETM, 6.5%, 7/15/2019 (b)	9,965,000	11,259,453
		182,889,692
Michigan 1.4%
Detroit, MI, Water & Sewer Revenue, Series A, Zero Coupon, 7/1/2015, INS: NATL	8,710,000	8,448,352
Michigan, State Building Authority Revenue, Facilities Program:
Series H, 5.125%, 10/15/2033	9,755,000	10,924,527
Series I, 6.0%, 10/15/2038	9,000,000	10,388,610
Michigan, State Grant Anticipation Bonds, 5.25%, 9/15/2023, INS: AGMC	7,500,000	8,348,100
Michigan, State Hospital Finance Authority Revenue, MidMichigan Health Obligation Group, Series A, 6.125%, 6/1/2039	4,000,000	4,589,760
Michigan, State Hospital Finance Authority Revenue, Trinity Health, Series A, 6.5%, 12/1/2033	10,000,000	11,693,400
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital, Prerefunded, 8.25%, 9/1/2039	7,200,000	9,165,816
Wayne County, MI, Airport Authority Revenue, Detroit Metropolitan Airport, Series A, 5.0%, 12/1/2037	9,255,000	10,146,164
		73,704,729
Minnesota 0.5%
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, 6.75%, 11/15/2032	6,440,000	7,586,706
Minnesota, State Housing Finance Agency, Residential Housing Finance, Series C, AMT, 0.06%**, 7/1/2048, LIQ: Federal Home Loan Bank	8,000,000	8,000,000
University of Minnesota, Higher Education Revenue:
Series A, ETM, 5.75%, 7/1/2017	3,240,000	3,670,693
Series A, ETM, 5.75%, 7/1/2018 (b)	6,760,000	7,914,811
		27,172,210
Mississippi 0.8%
Mississippi, Development Bank Special Obligation, Department of Corrections, Series C, 5.25%, 8/1/2027	13,890,000	16,057,812
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc.:
Series B, 0.04%**, 12/1/2030, GTY: Chevron Corp.	5,000,000	5,000,000
Series B, 0.05%**, 12/1/2030, GTY: Chevron Corp.	6,780,000	6,780,000
Warren County, MS, Gulf Opportunity Zone, International Paper Co.:
Series A, 5.5%, 9/1/2031	5,000,000	5,269,900
Series A, 6.5%, 9/1/2032	7,420,000	8,554,370
		41,662,082
Missouri 0.6%
Cape Girardeau County, MO, Industrial Development Authority, Health Care Facilities Revenue, St. Francis Medical Center, Series A, 5.75%, 6/1/2039	2,150,000	2,403,829
Cape Girardeau County, MO, Industrial Development Authority, St. Francis Medical Center, Series A, 5.0%, 6/1/2033	11,075,000	12,186,598
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services, Series C, 5.0%, 2/1/2042	8,240,000	8,388,897
St. Louis, MO, Industrial Development Authority Revenue, Convention Center Hotel, Zero Coupon, 7/15/2016, INS: AMBAC	6,895,000	6,678,083
St. Louis, MO, State General Obligation Lease, Industrial Development Authority, Convention Center Hotel, Zero Coupon, 7/15/2015, INS: AMBAC	4,200,000	4,150,986
		33,808,393
Nebraska 0.1%
Omaha, NE, Public Power District Electric Revenue:
Series A, 5.5%, 2/1/2033	1,000,000	1,115,130
Series A, 5.5%, 2/1/2035	1,000,000	1,115,130
Series A, 5.5%, 2/1/2039	1,000,000	1,115,130
		3,345,390
Nevada 0.3%
Clark County, NV, Airport Revenue:
Series D-2B, 0.04%**, 7/1/2040, LOC: Royal Bank of Canada	10,000,000	10,000,000
Series B, 5.125%, 7/1/2036	5,000,000	5,459,850
		15,459,850
New Hampshire 0.2%
New Hampshire, Health & Education Facilities Authority Revenue, Wentworth-Douglas Hospital, Series A, 6.5%, 1/1/2031	10,000,000	11,473,100
New Jersey 2.7%
New Jersey, Economic Development Authority Revenue, Motor Vehicle Surplus Revenue:
Series A, 5.0%, 7/1/2022, INS: NATL	7,140,000	7,251,955
Series A, 5.0%, 7/1/2023, INS: NATL	8,845,000	8,983,690
New Jersey, Garden State Preservation Trust, Open Space & Farm Land, Series 2005-A, Prerefunded, 5.8%, 11/1/2023, INS: AGMC	5,000,000	5,259,000
New Jersey, Industrial Development Revenue, Economic Development Authority, Harrogate, Inc., Series A, 5.875%, 12/1/2026	1,000,000	1,000,710
New Jersey, State Economic Development Authority Revenue, 5.0%, 6/15/2028	1,050,000	1,154,748
New Jersey, State Economic Development Authority Revenue, Private Activity, The Goethals Bridge Replacement Project, AMT, 5.0%, 1/1/2031, INS: AGMC	4,000,000	4,447,200
New Jersey, State Transportation Trust Fund Authority, Series A, 5.75%, 6/15/2020, INS: AMBAC	11,000,000	12,811,150
New Jersey, State Transportation Trust Fund Authority Program, Series AA, 5.25%, 6/15/2033	5,000,000	5,565,300
New Jersey, State Transportation Trust Fund Authority, Transportation Program:
Series AA, 5.0%, 6/15/2032	12,925,000	13,982,653
Series AA, 5.5%, 6/15/2039	5,770,000	6,540,814
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series B, 5.25%, 6/15/2036	15,940,000	17,427,680
Series B, 5.5%, 6/15/2031	17,300,000	19,970,082
Series A, 6.0%, 6/15/2035	6,000,000	7,311,540
Series A, 6.0%, 12/15/2038	11,075,000	12,878,121
Series A, Prerefunded, 6.0%, 12/15/2038	5,925,000	7,129,730
New Jersey, State Turnpike Authority Revenue:
Series A, 5.0%, 1/1/2035	6,025,000	6,669,735
Series E, 5.25%, 1/1/2040	5,250,000	5,845,928
Series C, 6.5%, 1/1/2016, INS: AMBAC	785,000	837,281
Series C, ETM, 6.5%, 1/1/2016, INS: AMBAC	425,000	453,815
Series C-2005, ETM, 6.5%, 1/1/2016, INS: AMBAC	425,000	453,815
		145,974,947
New York 6.9%
Long Island, NY, Power Authority, Series 3A, 0.04%**, 5/1/2033, LOC: JPMorgan Chase Bank NA	1,100,000	1,100,000
New York, Higher Education Revenue, Dormitory Authority, Series B, 5.25%, 5/15/2019, INS: FGIC	4,635,000	5,030,087
New York, Metropolitan Transportation Authority Revenue:
Series D, 5.0%, 11/15/2027, INS: AGMC	16,500,000	19,081,425
Series D, 5.0%, 11/15/2038	13,635,000	15,291,516
Series B, 5.25%, 11/15/2044	25,000,000	28,574,250
New York, Sales Tax Asset Receivable Corp., Series A, 5.0%, 10/15/2031	500,000	602,265
New York, School District General Obligation, Dormitory Authority, City University, Series A, 5.5%, 5/15/2019	1,500,000	1,728,045
New York, Senior Care Revenue, Dormitory Authority, City University, Series A, 5.25%, 5/15/2021	2,000,000	2,348,420
New York, State Agency General Obligation Lease, Urban Development Corp., 5.7%, 4/1/2020	3,600,000	4,111,812
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A, 5.0%, 2/15/2035	9,305,000	10,639,616
Series F, 5.0%, 2/15/2035	5,000,000	5,657,350
Series A, 5.0%, 3/15/2038 (b)	8,750,000	9,772,263
Series C, 5.0%, 3/15/2041	10,000,000	11,033,800
Series C, 5.0%, 3/15/2042	14,750,000	16,711,307
New York, State Energy Research & Development Authority Facilties Revenue, Consolidated Edison Co., Inc. Project:
Series A-1, AMT, 0.04%**, 6/1/2036, LOC: Scotiabank	1,500,000	1,500,000
Series A-3, AMT, 0.05%**, 6/1/2036, LOC: Scotiabank	800,000	800,000
New York, State General Obligation Lease, Urban Development Corp., State Facilities, 5.6%, 4/1/2015	1,635,000	1,660,653
New York, State Housing Finance Agency Revenue, Housing West 29th LLC, Series A, 0.04%**, 5/1/2045, LOC: Wells Fargo Bank NA	2,180,000	2,180,000
New York, State Liberty Development Corp. Revenue, World Trade Center Port Authority Construction, 5.25%, 12/15/2043	45,000,000	51,618,600
New York, State Thruway Authority, Second Generation Highway & Bridge Trust Funding Authority:
Series A, 5.0%, 4/1/2031	5,250,000	5,994,660
Series A, 5.0%, 4/1/2032	4,000,000	4,556,000
New York, Utility Debt Securitization Authority, Restructuring Revenue:
Series TE, 5.0%, 12/15/2034	3,200,000	3,757,760
Series TE, 5.0%, 12/15/2035	4,000,000	4,683,280
New York City, NY, Health & Hospital Corp., HHC Capital Corp.:
Series D, 144A, 0.04%**, 2/15/2026, LOC: JPMorgan Chase Bank NA	2,465,000	2,465,000
Series C, 144A, 0.04%**, 2/15/2031, LOC: TD Bank NA	570,000	570,000
New York City, NY, Housing Development Corp., 1090 Franklin Avenue Associates LLC, Series A, AMT, 0.05%**, 12/1/2037, LOC: Citibank NA	2,320,000	2,320,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue:
Series DD, 5.0%, 6/15/2035	12,000,000	13,802,280
Series FF-2, 5.0%, 6/15/2040	2,270,000	2,524,966
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Second General Resolution, Series EE, 5.375%, 6/15/2043	11,250,000	13,132,575
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series CC-1, 0.05%**, 6/15/2038, SPA: Bank of Nova Scotia	4,240,000	4,240,000
Series DD, 5.0%, 6/15/2036	6,000,000	6,922,380
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series D-1, 5.0%, 2/1/2038	17,655,000	20,186,374
Series A-1, 5.0%, 11/1/2038	11,560,000	13,236,547
Series D-1, 5.0%, 11/1/2038	10,000,000	11,298,700
Series I, 5.0%, 5/1/2042	8,000,000	9,021,200
New York, NY, General Obligation:
Series G-6, 0.04%**, 4/1/2042, LOC: Mizuho Corporate Bank	2,500,000	2,500,000
Series E, 0.05%**, 8/1/2034, LOC: Bank of America NA	605,000	605,000
Series L-3, 0.05%**, 4/1/2036, SPA: Bank of America NA	1,125,000	1,125,000
Series D-1, 5.0%, 10/1/2033	25,000,000	28,577,500
Series D-1, 5.0%, 10/1/2034	5,000,000	5,710,800
Series I-1, 5.375%, 4/1/2036	7,000,000	8,026,340
Port Authority of New York & New Jersey, One Hundred Eighty-Fourth:
5.0%, 9/1/2036	1,795,000	2,079,382
5.0%, 9/1/2039	4,490,000	5,164,623
Saratoga County, NY, Capital Resource Corp. Revenue, Saratoga Hospital Project, 0.05%**, 12/1/2040, LOC: HSBC Bank U.S.A. NA	1,930,000	1,930,000
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute, Series A, 5.125%, 9/1/2040	2,000,000	2,180,580
		366,052,356
North Carolina 1.9%
Charlotte, NC, Airport Revenue, Series A, 5.5%, 7/1/2034	1,500,000	1,730,070
Charlotte-Mecklenberg, NC, Hospital Authority, Health Care System Revenue, Series A, 5.0%, 1/15/2039	28,015,000	31,017,368
North Carolina, Electric Revenue, Eastern Municipal Power Agency:
6.0%, 1/1/2018, INS: AMBAC	8,775,000	10,120,383
Series B, 6.0%, 1/1/2022, INS: NATL	18,775,000	23,428,571
North Carolina, Medical Care Commission, Health Care Facilities Revenue, University Health System, Series D, 6.25%, 12/1/2033	17,000,000	19,581,790
North Carolina, Municipal Power Agency, No. 1 Catawba Electric Revenue, Series A, 5.0%, 1/1/2030	5,410,000	6,043,349
North Carolina, State Capital Facilities Finance Agency, Educational Facilities Revenue, High Point University Project, 0.04%**, 12/1/2028, LOC: Branch Banking & Trust	3,570,000	3,570,000
North Carolina, State Capital Facilities Finance Agency, Educational Facilities Revenue, Summit School, Inc. Project, 0.04%**, 6/1/2033, LOC: Branch Banking & Trust	2,370,000	2,370,000
North Carolina, State Medical Care Commission, Lenoir Memorial Hospital Project, 144A, 0.04%**, 4/1/2036, LOC: Branch Banking & Trust	1,535,000	1,535,000
		99,396,531
North Dakota 0.2%
Fargo, ND, Sanford Health Systems Revenue, 6.25%, 11/1/2031	9,260,000	11,058,662
Ohio 2.6%
Avon, OH, School District General Obligation, 6.5%, 12/1/2015, INS: AMBAC	340,000	350,941
Beavercreek, OH, School District General Obligation, Local School District, 6.6%, 12/1/2015, INS: NATL	455,000	469,055
Cleveland, OH, Airport Systems Revenue, Series A, 5.0%, 1/1/2030	1,000,000	1,085,280
Cleveland, OH, Sales & Special Tax Revenue, Urban Renewal Tax Increment, Rock & Roll Hall of Fame and Museum Project, 6.75%, 3/15/2018	625,000	625,956
Cuyahoga County, OH, County General Obligation, 5.65%, 5/15/2018	410,000	447,322
Finneytown, OH, Other General Obligation, Local School District, 6.2%, 12/1/2017, INS: NATL	205,000	221,497
Franklin County, OH, Healthcare Facilities Revenue, State Presbyterian Services, Series A, 0.04%**, 7/1/2036, LOC: PNC Bank NA	18,250,000	18,250,000
Hancock County, OH, Hospital Revenue, Blanchard Valley Regional Health Center, 6.5%, 12/1/2030	14,425,000	17,380,394
Liberty Benton, OH, School District General Obligation, Zero Coupon, 12/1/2014, INS: AMBAC	570,000	569,966
Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series A, 6.5%, 11/15/2037	6,000,000	7,393,560
Ohio, Akron Bath Copley Joint Township Hospital District, Children's Hospital Medical Center of Akron, 5.0%, 11/15/2038	15,645,000	17,075,579
Ohio, American Municipal Power, Inc. Revenue, Fremont Energy Center Project, Series B, 5.0%, 2/15/2037	13,090,000	14,388,528
Ohio, Higher Education Revenue, Case Western Reserve University, Series B, 6.5%, 10/1/2020	2,250,000	2,584,980
Ohio, School District General Obligation, 6.0%, 12/1/2019, INS: AMBAC	360,000	401,735
Ohio, State Air Quality Development Authority, State Valley Electric Corp., Series A, 0.04%**, 2/1/2026, LOC: Bank of Nova Scotia	4,000,000	4,000,000
Ohio, State Higher Educational Facility Commission Revenue, Summa Health Systems Project:
Series 2010, 5.25%, 11/15/2035, INS: AGMC	7,500,000	8,418,825
Series 2010, 5.5%, 11/15/2030, INS: AGMC	4,000,000	4,608,160
Ohio, State Hospital Facility Revenue, Cleveland Clinic Health System, Series B, 5.5%, 1/1/2039	13,600,000	15,304,080
Ohio, State Turnpike Commission, Infrastructure Projects:
Series A-1, 5.25%, 2/15/2030	4,620,000	5,380,729
Series A-1, 5.25%, 2/15/2031	9,375,000	10,881,656
Series A-1, 5.25%, 2/15/2032	7,500,000	8,687,550
Wayne, OH, School District General Obligation, 6.6%, 12/1/2016, INS: AMBAC	100,000	106,051
		138,631,844
Oklahoma 0.6%
Oklahoma, State Municipal Power Authority, Supply System Revenue, Series A, 6.0%, 1/1/2038	8,625,000	10,001,895
Oklahoma, Water & Sewer Revenue, McGee Creek Authority, 6.0%, 1/1/2023, INS: NATL, LOC: State Street Bank & Trust Co.	21,370,000	23,879,265
		33,881,160
Pennsylvania 2.2%
Allegheny County, PA, Hospital Development Authority Revenue, University of Pittsburgh Medical, 5.625%, 8/15/2039	11,800,000	13,494,598
Exter Township, PA, School District General Obligation, Zero Coupon, 5/15/2017, INS: NATL	3,700,000	3,602,727
Pennsylvania, Central Bradford Progress Authority Revenue, Guthrie Healthcare System, 5.375%, 12/1/2041	12,550,000	14,180,120
Pennsylvania, Commonwealth Financing Authority Revenue:
Series B, 5.0%, 6/1/2036	5,475,000	6,041,663
Series B, 5.0%, 6/1/2042	13,975,000	15,372,779
Pennsylvania, Sales & Special Tax Revenue, Convention Center Authority, Series A, ETM, 6.0%, 9/1/2019, INS: FGIC	2,200,000	2,581,942
Pennsylvania, State Turnpike Commission Revenue, Series B, 5.75%, 6/1/2039	32,000,000	36,357,120
Pennsylvania, State Turnpike Commission Revenue, Motor License Fund, Series A, 6.0%, 12/1/2036	3,000,000	3,545,790
Philadelphia, PA, Airport Revenue, Series A, 5.0%, 6/15/2035	7,080,000	7,781,486
Philadelphia, PA, Water & Wastewater Revenue:
Series A, 5.25%, 1/1/2032	3,000,000	3,341,790
Series A, 5.25%, 1/1/2036	2,500,000	2,783,775
Westmoreland County, PA, Project Revenue, Zero Coupon, 8/15/2017, INS: NATL	6,230,000	6,007,464
		115,091,254
Puerto Rico 1.0%
Puerto Rico, Industrial Tourist Educational, Medical & Environmental Control Facilities, Bristol-Myers Squibb Project, AMT, 0.11%**, 12/1/2030	5,000,000	5,000,000
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series C, 5.25%, 8/1/2041	6,705,000	4,890,024
Series A, 5.5%, 8/1/2042	5,955,000	4,436,237
Series A, 6.0%, 8/1/2042	13,650,000	10,654,780
Series A, 6.375%, 8/1/2039	35,000,000	28,544,600
		53,525,641
Rhode Island 0.7%
Rhode Island, Health & Educational Building Corp., Higher Education Facility Revenue, Brown University, Series A, 5.0%, 9/1/2039	13,000,000	14,669,980
Rhode Island, Health & Educational Building Corp., Higher Education Facility Revenue, University of Rhode Island, Series A, 6.25%, 9/15/2034	10,000,000	11,582,100
Rhode Island, Project Revenue, Convention Center Authority, Series B, 5.25%, 5/15/2015, INS: NATL	4,865,000	4,919,245
Rhode Island, Tobacco Settlement Financing Corp., Series A, 6.125%, 6/1/2032	7,750,000	7,780,767
		38,952,092
South Carolina 1.8%
Charleston County, SC, Airport District System Revenue, Series A, AMT, 5.75%, 7/1/2030	5,880,000	6,923,406
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, 5.375%, 10/1/2039	7,500,000	8,284,425
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance, 5.75%, 8/1/2039	1,910,000	2,090,304
South Carolina, Piedmont Municipal Power Agency, Electric Revenue:
Series A, ETM, 6.5%, 1/1/2016, INS: FGIC	430,000	458,810
6.75%, 1/1/2019, INS: NATL	2,065,000	2,499,827
ETM, 6.75%, 1/1/2019, INS: FGIC	1,460,000	1,789,464
South Carolina, State Ports Authority Revenue, 5.25%, 7/1/2040	10,195,000	11,313,697
South Carolina, State Public Service Authority Revenue, Series C, 5.0%, 12/1/2039	6,875,000	7,730,662
South Carolina, State Public Service Authority Revenue, Santee Cooper:
Series E, 5.0%, 1/1/2040	10,000,000	11,205,800
Series A, 5.375%, 1/1/2028	2,500,000	2,854,700
Series A, 5.75%, 12/1/2043	35,555,000	41,946,367
		97,097,462
South Dakota 0.5%
South Dakota, State Health & Educational Facilities Authority Revenue, Avera Health, 5.0%, 7/1/2044	20,475,000	22,764,310
South Dakota, State Health & Educational Facilities Authority Revenue, Sanford Health, 5.5%, 11/1/2040	3,000,000	3,341,670
		26,105,980
Tennessee 0.7%
Jackson, TN, Hospital Revenue, Jackson-Madison Project:
5.5%, 4/1/2033	3,000,000	3,275,100
5.625%, 4/1/2038	4,550,000	4,971,603
5.75%, 4/1/2041	8,675,000	9,484,117
Sullivan County, TN, Health, Educational & Housing Facilities Board, Hospital Revenue, Wellmont Health Systems Project, Series C, 5.25%, 9/1/2036	10,000,000	10,497,200
Tennessee, Energy Acquisition Corp., Gas Revenue:
Series A, 5.25%, 9/1/2019, GTY: The Goldman Sachs Group, Inc.	7,000,000	7,955,920
Series A, 5.25%, 9/1/2021, GTY: The Goldman Sachs Group, Inc.	2,000,000	2,306,380
		38,490,320
Texas 10.5%
Austin, TX, Electric Utility Systems Revenue, 5.0%, 11/15/2037	7,080,000	7,988,152
Dallas, TX, Waterworks & Sewer Systems Revenue, 5.0%, 10/1/2037	4,600,000	5,137,556
Gulf Coast, TX, Waste Disposal Authority, Exxon Mobil Project, AMT, 0.05%**, 12/1/2025	5,000,000	5,000,000
Harris County, TX, County General Obligation, Zero Coupon, 10/1/2017, INS: NATL	3,910,000	3,824,997
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Hermann Healthcare System, Series B, Prerefunded, 7.25%, 12/1/2035	5,000,000	6,232,200
Harris County, TX, Port Houston Authority, Series D-1, 5.0%, 10/1/2035	18,290,000	20,891,021
Houston, TX, Airport Systems Revenue:
Series B, 5.0%, 7/1/2027, INS: NATL	21,030,000	22,956,348
Series B, 5.0%, 7/1/2032	3,510,000	3,984,622
Series A, 5.5%, 7/1/2039	10,000,000	11,275,700
Houston, TX, Higher Education Finance Corp. Revenue, Rice University Project, Series A, 5.0%, 5/15/2040	11,185,000	12,693,185
Houston, TX, Utility Systems Revenue, First Lien:
Series D, 5.0%, 11/15/2036	7,000,000	7,951,090
Series B, 5.0%, 11/15/2038	3,370,000	3,857,807
North Texas, Tollway Authority Revenue:
Series C, 5.25%, 1/1/2044	20,000,000	21,248,400
First Tier, Series A, 5.625%, 1/1/2033	6,500,000	7,195,630
Second Tier, Series F, 5.75%, 1/1/2033	12,210,000	13,542,844
Second Tier, Series F, 5.75%, 1/1/2038	16,500,000	18,254,115
First Tier, 6.0%, 1/1/2043	30,000,000	34,875,900
North Texas, Tollway Authority Revenue, Special Project Systems:
Series D, 5.0%, 9/1/2032	8,000,000	9,100,240
Series A, 6.0%, 9/1/2041	6,675,000	8,116,867
Red River, TX, Health Facilities Development Corp., Retirement Facility Revenue, Sears Methodist Retirement System, Inc., Obligation Group Project, Series A, 5.15%, 11/15/2027*	2,274,000	909,555
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare:
5.0%, 8/15/2036	7,000,000	7,871,920
5.0%, 8/15/2043	9,900,000	10,967,319
5.625%, 8/15/2035	10,000,000	11,587,500
Tarrant County, TX, Cultural Education Facilities Finance Corp., State Health Resources, 5.0%, 11/15/2040	19,325,000	21,315,668
Texas, Dallas/Fort Worth International Airport Revenue:
Series B, 5.0%, 11/1/2035	11,470,000	12,738,123
Series D, 5.0%, 11/1/2035	24,425,000	27,125,428
Series D, AMT, 5.0%, 11/1/2038	19,355,000	20,799,657
Series A, 5.25%, 11/1/2038	20,000,000	22,400,200
Texas, Electric Revenue:
Zero Coupon, 9/1/2017, INS: NATL	5,880,000	5,719,888
ETM, Zero Coupon, 9/1/2017, INS: NATL	120,000	117,784
Texas, Electric Revenue, Municipal Power Agency, Zero Coupon, 9/1/2016, INS: NATL	8,300,000	8,208,866
Texas, Grand Parkway Transportation Corp., System Toll Revenue, Series B, 5.25%, 10/1/2051	20,000,000	22,487,200
Texas, Grapevine-Colleyville Independent School District Building:
5.0%, 8/15/2034	6,080,000	6,940,442
5.0%, 8/15/2035	6,130,000	6,978,944
5.0%, 8/15/2036	3,350,000	3,801,613
Texas, Lower Colorado River Authority Revenue, Series A, Prerefunded, 5.0%, 5/15/2036	25,000	30,342
Texas, Lower Colorado River Authority, Transmission Contract Revenue, LCRA Transmission Services, 5.0%, 5/15/2040	20,000,000	21,609,000
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue:
Series B, 0.857%***, 12/15/2026, GTY: Merrill Lynch & Co., Inc.	19,800,000	18,177,786
Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co., Inc.	20,000,000	24,613,600
Texas, Municipal Power Agency, ETM, Zero Coupon, 9/1/2016, INS: NATL	375,000	372,510
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue:
5.5%, 8/1/2021, GTY: The Goldman Sachs Group, Inc.	5,575,000	6,503,906
5.5%, 8/1/2025, GTY: The Goldman Sachs Group, Inc.	2,750,000	3,309,735
Texas, Southwest Higher Education Authority, Inc., Southern Methodist University Project, 5.0%, 10/1/2035	2,400,000	2,755,416
Texas, State Municipal Gas Acquisition & Supply Corp., III Gas Supply Revenue:
5.0%, 12/15/2030	2,250,000	2,471,647
5.0%, 12/15/2031	4,500,000	4,923,540
5.0%, 12/15/2032	21,215,000	23,011,486
Texas, State Technical University Revenue, Series A, 5.0%, 8/15/2037	5,400,000	6,113,826
Texas, State Transportation Commission-Highway Improvement, 5.0%, 4/1/2044	28,000,000	32,272,800
		560,262,375
Utah 0.0%
Provo, UT, Electric Revenue, Series A, ETM, 10.375%, 9/15/2015, INS: AMBAC	215,000	232,230
Virginia 0.4%
Roanoke, VA, Hospital & Healthcare Revenue, Industrial Development Authority, Roanoke Memorial Hospital, Series B, ETM, 6.125%, 7/1/2017, INS: NATL	4,245,000	4,598,906
Stafford County, VA, Staunton Industrial Development Authority Revenue, Vaco Direct Loan, Series B-1, 0.06%**, 8/1/2028, LOC: Bank of America NA	1,810,000	1,810,000
Virginia Beach, VA, Hospital & Healthcare Revenue, Development Authority Hospital Facility First Mortgage, 5.125%, 2/15/2018, INS: AMBAC	2,460,000	2,610,601
Washington County, VA, Industrial Development Authority, Hospital Facility Revenue, Mountain States Health Alliance, Series C, 7.75%, 7/1/2038	7,760,000	9,188,771
Winchester, VA, Hospital & Healthcare Revenue, Industrial Development Authority, 5.5%, 1/1/2015, INS: AMBAC	1,270,000	1,274,763
		19,483,041
Washington 2.7%
Clark County, WA, School District General Obligation, Zero Coupon, 12/1/2017, INS: NATL	6,725,000	6,540,197
Port of Seattle, WA, Airport Revenue:
Series A, 5.0%, 8/1/2031	2,000,000	2,298,180
Series A, 5.0%, 8/1/2032	2,500,000	2,867,150
Tacoma, WA, Electric System Revenue, Series A, 5.0%, 1/1/2038	8,280,000	9,355,075
Washington, State General Obligation:
Series 5, Zero Coupon, 1/1/2017, INS: NATL	4,535,000	4,470,149
Series B, 5.0%, 2/1/2033	5,000,000	5,725,750
Series 2011A, 5.0%, 8/1/2033	20,000,000	22,965,000
Series A, 5.0%, 8/1/2035	12,190,000	13,931,585
Washington, State Health Care Facilities Authority Revenue, Series C, 5.375%, 8/15/2028, INS: Radian	5,240,000	5,590,032
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, Series A, 6.125%, 8/15/2037	7,035,000	7,733,857
Washington, State Health Care Facilities Authority, Catholic Health Initiatives, Series A, 5.0%, 2/1/2041	18,840,000	20,212,306
Washington, State Health Care Facilities Authority, Swedish Health Services, Series A, Prerefunded, 6.75%, 11/15/2041	12,175,000	16,000,020
Washington, State Motor Vehicle Tax-Senior 520, Corridor Toll Program:
Series C, 5.0%, 6/1/2032	7,725,000	8,914,959
Series C, 5.0%, 6/1/2033	6,000,000	6,882,600
Series C, 5.0%, 6/1/2041	11,000,000	12,267,860
		145,754,720
Wisconsin 1.1%
Milwaukee County, WI, Airport Revenue, Series A, 5.0%, 12/1/2034	7,000,000	7,711,200
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities Authority:
Series B, ETM, 6.25%, 1/1/2022, INS: AMBAC	2,965,000	3,510,026
Series C, ETM, 6.25%, 1/1/2022, INS: AMBAC	5,185,000	6,137,018
Wisconsin, State Health & Educational Facilities Authority Revenue, Agnesian Healthcare, Inc., Series B, 5.0%, 7/1/2036	8,500,000	9,313,195
Wisconsin, State Health & Educational Facilities Authority Revenue, Ministry Health Care, Inc., Series C, 5.0%, 8/15/2032	6,940,000	7,717,419
Wisconsin, State Health & Educational Facilities Authority Revenue, Prohealth Care, Inc. Obligation Group, 6.625%, 2/15/2039	7,335,000	8,548,796
Wisconsin, State Health & Educational Facilities Authority Revenue, Thedacare, Inc., Series A, 5.5%, 12/15/2038	13,235,000	14,809,965
		57,747,619
Total Municipal Bonds and Notes (Cost $4,539,348,031)		5,024,421,133

Underlying Municipal Bonds of Inverse Floaters (c) 11.6%
California 2.2%
California, State Department of Water Resources Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2023 (d)	5,236,056	5,980,274
California, State Department of Water Resources Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2024 (d)	3,742,268	4,274,168
California, State Department of Water Resources Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2025 (d)	3,118,557	3,561,807
Trust: California, State Department of Water Resources Revenue, Series 2705, 144A, 13.001%, 12/1/2023, Leverage Factor at purchase date: 3 to 1
California, University of California Revenues, Series O, 5.25%, 5/15/2039 (d)	15,620,000	17,742,289
Trust: California, University of California Revenues, Series 3368-2, 144A, 19.2%, 11/15/2016, Leverage Factor at purchase date: 4 to 1
Los Angeles, CA, Waste Water System Revenue, Series A, 5.375%, 6/1/2039 (d)	30,000,000	34,645,500
Trust: Los Angeles, CA, Series 3371-2, 144A, 19.7%, 12/1/2016, Leverage Factor at purchase date: 4 to 1
Los Angeles, CA, Community College District, Election of 2008, Series A, 6.0%, 8/1/2033 (d)	30,000,000	36,110,100
Trust: Los Angeles, CA, Community College District, Series R-11728, 144A, 27.92%, 8/1/2033, Leverage Factor at purchase date: 5 to 1
San Francisco, CA, Bay Area Rapid Transportation District, Election of 2004, Series B, 5.0%, 8/1/2032 (d)	14,997,001	16,567,601
Trust: San Francisco, CA, Bay Area Rapid Transportation District, Series 3161, 144A, 13.777%, 8/1/2015, Leverage Factor at purchase date: 3 to 1
		118,881,739
District of Columbia 0.5%
District of Columbia, Income Tax Revenue, Series A, 5.5%, 12/1/2030 (d)	22,000,000	25,912,260
Trust: District of Columbia, Series 3369, 144A, 20.2%, 6/1/2017, Leverage Factor at purchase date: 4 to 1
Florida 1.3%
Florida, State Turnpike Authority Revenue, Department of Transportation, Series A, 5.0%, 7/1/2021 (d)	30,130,000	33,599,165
Trust: Florida, State Turnpike Authority Revenue, Series 2514, 144A, 44.049%, 7/1/2015, Leverage Factor at purchase date: 10 to 1
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2023, INS: AGMC (d)	3,740,000	4,158,068
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2024, INS: AGMC (d)	3,915,000	4,352,630
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2025, INS: AGMC (d)	4,122,500	4,583,325
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2026, INS: AGMC (d)	4,317,500	4,800,122
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2032, INS: AGMC (d)	16,470,000	18,311,063
Trust: Miami-Dade County, FL, Series 2008-1160, 144A, 9.381%, 1/1/2016, Leverage Factor at purchase date: 2 to 1
		69,804,373
Louisiana 0.2%
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2033 (d)	3,023,487	3,431,412
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2034 (d)	3,300,848	3,746,194
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2035 (d)	3,663,166	4,157,396
Trust: Louisiana, State Gas & Fuels Tax Revenue, Series 3806, 144A, 9.418%, 5/1/2018, Leverage Factor at purchase date: 2 to 1
		11,335,002
Massachusetts 1.6%
Massachusetts, State Development Finance Agency Revenue, Harvard University, Series B-2, 5.25%, 2/1/2034 (d)	20,000,000	23,385,200
Trust: Massachusetts, State Development Finance Agency Revenue, Harvard University, Series 4691, 144A, 10.12%, 1/17/2019, Leverage Factor at purchase date: 2 to 1
Massachusetts, State General Obligation, Series A, 5.0%, 8/1/2027 (d)	7,825,000	8,790,509
Massachusetts, State General Obligation, Series A, 5.0%, 8/1/2033 (d)	3,000,000	3,370,163
Massachusetts, State General Obligation, Series A, 5.0%, 8/1/2038 (d)	2,750,000	3,089,316
Trust: Massachusetts, State General Obligation, Series 2008-1203, 144A, 15.141%, 8/1/2038, Leverage Factor at purchase date: 3 to 1
Massachusetts, State General Obligation, Series C, 5.0%, 8/1/2026, INS: AGMC (d)	20,000,000	22,045,600
Trust: Massachusetts, State General Obligation, Series 2022-1, 144A, 44.06%, 8/1/2015, Leverage Factor at purchase date: 10 to 1
Massachusetts, State General Obligation, Series C, 5.0%, 8/1/2027, INS: AGMC (d)	20,000,000	21,951,000
Trust: Massachusetts, State General Obligation, Series 2022-2, 144A, 44.06%, 8/1/2015, Leverage Factor at purchase date: 10 to 1
		82,631,788
Nevada 1.3%
Clark County, NV, General Obligation, 5.0%, 6/1/2028 (d)	6,252,645	6,938,457
Clark County, NV, General Obligation, 5.0%, 6/1/2029 (d)	6,565,277	7,285,380
Clark County, NV, General Obligation, 5.0%, 6/1/2030 (d)	6,372,122	7,071,039
Trust: Clark County, NV, General Obligation, Series 3158, 144A, 13.773%, 6/1/2016, Leverage Factor at purchase date: 3 to 1
Clark County, NV, School District, Series C, 5.0%, 6/15/2021 (d)	16,118,519	18,023,839
Clark County, NV, School District, Series C, 5.0%, 6/15/2022 (d)	16,841,398	18,832,167
Clark County, NV, School District, Series C, 5.0%, 6/15/2023 (d)	10,876,807	12,162,520
Trust: Clark County, NV, School Improvements, Series 2008-1153, 144A, 9.181%, 6/15/2015, Leverage Factor at purchase date: 2 to 1
		70,313,402
New York 1.0%
New York, State Dormitory Authority Revenues, Columbia University, 5.0%, 7/1/2038 (d)	27,925,000	31,098,425
Trust: New York, State Dormitory Authority Revenues, Secondary Issues, Series R-11722-1, 144A, 18.43.%, 7/1/2016, Leverage Factor at purchase date: 4 to 1
New York, NY, General Obligation, Series C-1, 5.0%, 10/1/2024, INS: AGMC (d)	19,425,000	21,615,479
Trust: New York, NY, Series 2008-1131, 144A, 9.352%, 10/1/2015, Leverage Factor at purchase date: 2 to 1
		52,713,904
North Carolina 0.4%
North Carolina, Capital Facilities Finance Agency Revenue, Duke University Project, Series B, 5.0%, 10/1/2038 (d)	20,000,000	22,683,600
Trust: North Carolina, Capital Facilities Finance Agency Revenue, Duke University Project, Series 3333, 144A, 18.17%, 10/1/2016, Leverage Factor at purchase date: 4 to 1
Ohio 0.7%
Columbus, OH, General Obligation, Series A, 5.0%, 9/1/2021 (d)	8,725,000	9,776,180
Columbus, OH, General Obligation, Series A, 5.0%, 9/1/2022 (d)	8,725,000	9,776,179
Trust: Columbus, OH, General Obligation, Series 2365, 144A, 18.19%, 9/1/2015, Leverage Factor at purchase date: 4 to 1
Ohio, State Higher Educational Facilities Community Revenue, Cleveland Clinic Health, Series A, 5.125%, 1/1/2028 (d)	6,032,233	6,666,101
Ohio, State Higher Educational Facilities Community Revenue, Cleveland Clinic Health, Series A, 5.25%, 1/1/2033 (d)	10,287,087	11,368,054
Trust: Ohio, State Higher Educational Revenue, Series 3139, 144A, 14.639%, 1/1/2016, Leverage Factor at purchase date: 3 to 1
		37,586,514
Tennessee 1.4%
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2026 (d)	20,800,000	23,547,680
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-2, 144A, 18.26%, 1/1/2016, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2028 (d)	21,610,075	24,464,731
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-4, 144A, 18.268%, 1/1/2016, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2027 (d)	21,793,305	24,672,159
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-3, 144A, 18.255%, 1/1/2016, Leverage Factor at purchase date: 4 to 1
		72,684,570
Texas 1.0%
Dallas, TX, Water Works & Sewer Systems Revenue, 5.0%, 10/1/2035 (d)	10,000,000	11,439,700
Trust: Dallas, TX, Water Works & Sewer Systems Revenue, Series 3742, 144A, 9.42%, 4/1/2018, Leverage Factor at purchase date: 2 to 1
Harris County, TX, Flood Control District, Series A, 5.0%, 10/1/2034 (d)	5,500,000	6,234,030
Trust: Texas, Puttable Floating Option Tax Exempt Receipts, Series 4692, 144A, 9.59%, 10/1/2018, Leverage Factor at purchase date: 2 to 1
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2022 (d)	3,000,000	3,319,958
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2027 (d)	7,425,000	8,216,897
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2028 (d)	6,540,000	7,237,509
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2029 (d)	7,000,000	7,746,569
Trust: San Antonio, TX, Series 2008-1150, 144A, 9.382%, 8/1/2015, Leverage Factor at purchase date: 2 to 1
Texas, Water Development Board Revenue, Series B, 5.25%, 7/15/2026 (d)	10,000,000	11,095,700
Trust: Texas, Water Development Board, Series 2008-1173, 144A, 19.05%, 7/15/2015, Leverage Factor at purchase date: 4 to 1
		55,290,363
Total Underlying Municipal Bonds of Inverse Floaters (Cost $552,841,631)		619,837,515

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $5,092,189,662)†	105.8	5,644,258,648
Floating Rate Notes (c)	(7.0)	(376,005,816)
Other Assets and Liabilities, Net	1.3	67,742,225
Net Assets	100.0	5,335,995,057

The following table represents a bond that is in default:
Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value ($)
Red River, TX, Health Facilities Development Corp., Retirement Facility Revenue, Sears Methodist Retirement System, Inc., Obligation Group Project, Series A*	5.15%	11/15/2027	2,274,000	2,268,289	909,555

* Non-income producing security.

** Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of November 30, 2014.

*** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of November 30, 2014.

† The cost for federal income tax purposes was $4,705,353,889. At November 30, 2014, net unrealized appreciation for all securities based on tax cost was $562,898,943. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $576,213,345 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $13,314,402.

(a) Partial payment of interest received for 6/1/14 interest payment (37% received); 12/1/14 interest payment received in full.

(b) At November 30, 2014, this security has been pledged, in whole or in part, as collateral for tender option bond trust.

(c) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.

(d) Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.

AGMC: Assured Guaranty Municipal Corp.

AMBAC: Ambac Financial Group, Inc.

AMT: Subject to alternative minimum tax.

ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

FGIC: Financial Guaranty Insurance Co.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized, usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Radian: Radian Asset Assurance, Inc.

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2014 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (e)	$—	$5,644,258,648	$—	$5,644,258,648
Total	$—	$5,644,258,648	$—	$5,644,258,648

There have been no transfers between fair value measurement levels during the period ended November 30, 2014.

(e) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of November 30, 2014 (Unaudited)
Assets
Investments in securities, at value (cost $5,092,189,662)	5,644,258,648
Receivable for investments sold	1,540,000
Receivable for Fund shares sold	4,682,346
Interest receivable	73,379,851
Other assets	153,588
Total assets	5,724,014,433
Liabilities
Cash overdraft	340,936
Payable for Fund shares redeemed	2,403,885
Payable for floating rate notes issued	376,005,816
Distributions payable	4,028,593
Accrued management fee	1,306,965
Accrued Trustees' fees	52,298
Other accrued expenses and payables	3,880,883
Total liabilities	388,019,376
Net assets, at value	$5,335,995,057
Net Assets Consist of
Undistributed net investment income	5,114,869
Net unrealized appreciation (depreciation) on investments	552,068,986
Accumulated net realized gain (loss)	(122,582,821)
Paid-in capital	4,901,394,023
Net assets, at value	$5,335,995,057

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of November 30, 2014 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price per share ($1,966,929,542 ÷ 209,798,524 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.38
Maximum offering price per share (100 ÷ 97.25 of $9.38)	$9.65
Class B Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($1,551,203 ÷ 165,416 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.38
Class C Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($248,076,373 ÷ 26,461,630 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.37
Class S Net Asset Value, offering and redemption price per share ($3,010,527,487 ÷ 320,671,644 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.39
Institutional Class Net Asset Value, offering and redemption price per share ($108,910,452 ÷ 11,616,434 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.38

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended November 30, 2014 (Unaudited)
Investment Income
Income: Interest	$125,018,035
Expenses: Management fee	8,547,244
Administration fee	2,642,437
Services to shareholders	3,172,081
Distribution and service fees	3,589,733
Custodian fee	25,132
Professional fees	74,786
Reports to shareholders	80,764
Registration fees	77,348
Trustees' fees and expenses	106,262
Interest expense and fees on floating rate notes issued	1,119,161
Other	104,554
Total expenses before expense reductions	19,539,502
Expense reductions	(535,047)
Total expenses	19,004,455
Net investment income	106,013,580
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(4,673,027)
Change in net unrealized appreciation (depreciation) on investments	47,992,616
Net gain (loss)	43,319,589
Net increase (decrease) in net assets resulting from operations	$149,333,169

The accompanying notes are an integral part of the financial statements.

Statement of Cash Flows
for the six months ended November 30, 2014 (Unaudited)
Increase (Decrease) in Cash: Cash Flows from Operating Activities
Net increase (decrease) in net assets resulting from operations	$149,333,169
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided (used) by operating activities: Purchases of long-term investments	(829,577,963)
Net amortization of premium/(accretion of discount)	212,926
Proceeds from sales and maturities of long-term investments	781,229,633
(Increase) decrease in interest receivable	846,452
(Increase) decrease in other assets	(8,694)
(Increase) decrease in receivable for investments sold	425,000
Increase (decrease) in payable for investments purchased — when-issued securities	(2,597,500)
Increase (decrease) in other accrued expenses and payables	996,232
Change in unrealized (appreciation) depreciation on investments	(47,992,616)
Net realized (gain) loss from investments	4,673,027
Cash provided (used) by operating activities	57,539,666
Cash Flows from Financing Activities
Net increase (decrease) in cash overdraft	(773,218)
Proceeds from shares sold	338,415,642
Payments for shares redeemed	(377,860,365)
Distributions paid (net of reinvestment of distributions)	(17,321,725)
Cash provided (used) by financing activities	(57,539,666)
Increase (decrease) in cash	—
Cash at beginning of period	—
Cash at end of period	$—
Supplemental Disclosure of Non-Cash Activities
Reinvestment of distributions	$86,211,383
Interest expense and fees on floating rate notes issued	$(1,119,161)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014
Operations: Net investment income	$106,013,580	$221,829,090
Operations: Net investment income	$106,013,580	$221,829,090
Net realized gain (loss)	(4,673,027)	(54,064,900)
Change in net unrealized appreciation (depreciation)	47,992,616	(32,642,137)
Net increase (decrease) in net assets resulting from operations	149,333,169	135,122,053
Distributions to shareholders from: Net investment income: Class A	(38,350,051)	(82,390,276)
Class B	(26,150)	(74,591)
Class C	(3,791,860)	(8,430,092)
Class S	(60,456,319)	(122,039,404)
Institutional Class	(2,084,723)	(6,177,359)
Total distributions	(104,709,103)	(219,111,722)
Fund share transactions: Proceeds from shares sold	337,657,123	1,706,447,830
Reinvestment of distributions	86,211,383	158,041,337
Payments for shares redeemed	(377,324,707)	(2,309,425,202)
Net increase (decrease) in net assets from Fund share transactions	46,543,799	(444,936,035)
Increase (decrease) in net assets	91,167,865	(528,925,704)
Net assets at beginning of period	5,244,827,192	5,773,752,896
Net assets at end of period (including undistributed net investment income of $5,114,869 and $3,810,392, respectively)	$5,335,995,057	$5,244,827,192

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended May 31,
Class A	Six Months Ending 11/30/14 (Unaudited)		2014	2013		2012	2011		2010
Selected Per Share Data
Net asset value, beginning of period	$9.30		$9.40	$9.40		$8.82	$9.08		$8.68
Income from investment operations: Net investment income	.18		.37	.37		.41	.42		.43
Net realized and unrealized gain (loss)	.08		(.10)	(.00	)***	.58	(.26)		.41
Total from investment operations	.26		.27	.37		.99	.16		.84
Less distributions from: Net investment income	(.18)		(.37)	(.37)		(.41)	(.42)		(.43)
Net realized gains	—		—	(.00	)***	. (.00)***	(.00	)***	(.01)
Total distributions	(.18)		(.37)	(.37)		(.41)	(.42)		(.44)
Net asset value, end of period	$9.38		$9.30	$9.40		$9.40	$8.82		$9.08
Total Return (%)a	2.84	**	3.08	4.01		11.48	1.88		9.80
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,967		1,994	2,360		2,149	1,833		1,881
Ratio of expenses (including interest expense) (%)b	.80	*	.81	.80		.82	.83		.81
Ratio of expenses (excluding interest expense) (%)	.76	*	.76	.75		.76	.75		.74
Ratio of net investment income (%)	3.93	*	4.16	3.94		4.54	4.86		4.86
Portfolio turnover rate (%)	14	**	30	34		27	24		37
a Total return does not reflect the effect of any sales charges.
b Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended May 31,
Class B	Six Months Ending 11/30/14 (Unaudited)		2014		2013		2012		2011		2010
Selected Per Share Data
Net asset value, beginning of period	$9.30		$9.40		$9.40		$8.82		$9.08		$8.68
Income from investment operations: Net investment income	.14		.30		.29		.33		.35		.35
Net realized and unrealized gain (loss)	.08		(.10)		(.00	)***	.58		(.26)		.41
Total from investment operations	.22		.20		.29		.91		.09		.76
Less distributions from: Net investment income	(.14)		(.30)		(.29)		(.33)		(.35)		(.35)
Net realized gains	—		—		(.00	)***	(.00	)***	(.00	)***	(.01)
Total distributions	(.14)		(.30)		(.29)		(.33)		(.35)		(.36)
Net asset value, end of period	$9.38		$9.30		$9.40		$9.40		$8.82		$9.08
Total Return (%)a	2.42	b**	2.25	b	3.14		10.57		1.05		8.90
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2		2		3		3		4		6
Ratio of expenses before expense reductions (including interest expense) (%)c	1.63	*	1.62		1.63		1.63		1.64		1.64
Ratio of expenses after expense reductions (including interest expense) (%)c	1.60	*	1.62		1.63		1.63		1.64		1.64
Ratio of expenses after expense reductions (excluding interest expense) (%)	1.56	*	1.57		1.58		1.57		1.56		1.57
Ratio of net investment income (%)	3.12	*	3.35		3.12		3.74		4.04		4.03
Portfolio turnover rate (%)	14	**	30		34		27		24		37
a Total return does not reflect the effect of any sales charges.
b Total return would have been lower had certain expenses not been reduced.
c Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended May 31,
Class C	Six Months Ending 11/30/14 (Unaudited)		2014	2013		2012		2011		2010
Selected Per Share Data
Net asset value, beginning of period	$9.30		$9.40	$9.40		$8.81		$9.08		$8.68
Income from investment operations: Net investment income	.14		.30	.30		.34		.35		.36
Net realized and unrealized gain (loss)	.07		(.10)	(.00	)***	.59		(.27)		.41
Total from investment operations	.21		.20	.30		.93		.08		.77
Less distributions from: Net investment income	(.14)		(.30)	(.30)		(.34)		(.35)		(.36)
Net realized gains	—		—	(.00	)***	(.00	)***	(.00	)***	(.01)
Total distributions	(.14)		(.30)	(.30)		(.34)		(.35)		(.37)
Net asset value, end of period	$9.37		$9.30	$9.40		$9.40		$8.81		$9.08
Total Return (%)a	2.33	b**	2.28	3.21		10.77		.98		8.98
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	248		242	319		237		143		121
Ratio of expenses before expense reductions (including interest expense) (%)c	1.59	*	1.59	1.58		1.59		1.61		1.60
Ratio of expenses after expense reductions (including interest expense) (%)c	1.58	*	1.54	1.53		1.53		1.53		1.53
Ratio of expenses after expense reductions (excluding interest expense) (%)	1.54	*	1.54	1.53		1.53		1.53		1.53
Ratio of net investment income (%)	3.15	*	3.37	3.15		3.76		4.08		4.07
Portfolio turnover rate (%)	14	**	30	34		27		24		37
a Total return does not reflect the effect of any sales charges.
b Total return would have been lower had certain expenses not been reduced.
c Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended May 31,
Class S	Six Months Ending 11/30/14 (Unaudited)		2014		2013		2012		2011		2010
Selected Per Share Data
Net asset value, beginning of period	$9.31		$9.41		$9.41		$8.83		$9.09		$8.69
Income from investment operations: Net investment income	.19		.39		.39		.42		.44		.44
Net realized and unrealized gain (loss)	.08		(.10)		(.00	)***	.58		(.26)		.41
Total from investment operations	.27		.29		.39		1.00		.18		.85
Less distributions from: Net investment income	(.19)		(.39)		(.39)		(.42)		(.44)		(.44)
Net realized gains	—		—		(.00	)***	(.00	)***	(.00	)***	(.01)
Total distributions	(.19)		(.39)		(.39)		(.42)		(.44)		(.45)
Net asset value, end of period	$9.39		$9.31		$9.41		$9.41		$8.83		$9.09
Total Return (%)	2.94	a**	3.29	a	4.19		11.67		2.07		10.00
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3,011		2,911		2,887		2,549		2,301		2,081
Ratio of expenses before expense reductions (including interest expense) (%)b	.63	*	.66		.62		.64		.64		.62
Ratio of expenses after expense reductions (including interest expense) (%)b	.60	*	.62		.62		.64		.64		.62
Ratio of expenses after expense reductions (excluding interest expense) (%)	.56	*	.57		.57		.58		.56		.55
Ratio of net investment income (%)	4.13	*	4.36		4.12		4.72		5.05		5.05
Portfolio turnover rate (%)	14	**	30		34		27		24		37
a Total return would have been lower had certain expenses not been reduced.
b Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended May 31,
Institutional Class	Six Months Ending 11/30/14 (Unaudited)		2014	2013		2012		2011		2010
Selected Per Share Data
Net asset value, beginning of period	$9.30		$9.40	$9.40		$8.82		$9.08		$8.68
Income from investment operations: Net investment income	.19		.39	.39		.43		.44		.45
Net realized and unrealized gain (loss)	.08		(.10)	(.00	)***	.58		(.26)		.41
Total from investment operations	.27		.29	.39		1.01		.18		.86
Less distributions from: Net investment income	(.19)		(.39)	(.39)		(.43)		(.44)		(.45)
Net realized gains	—		—	(.00	)***	(.00	)***	(.00	)***	(.01)
Total distributions	(.19)		(.39)	(.39)		(.43)		(.44)		(.46)
Net asset value, end of period	$9.38		$9.30	$9.40		$9.40		$8.82		$9.08
Total Return (%)	2.96	**	3.31	4.25		11.79		2.13		10.09
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	109		96	204		117		38		36
Ratio of expenses (including interest expense) (%)a	.56	*	.55	.57		.56		.59		.57
Ratio of expenses (excluding interest expense) (%)	.52	*	.50	.52		.50		.51		.50
Ratio of net investment income (%)	4.17	*	4.38	4.17		4.78		5.09		5.09
Portfolio turnover rate (%)	14	**	30	34		27		24		37
a Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.
* Annualized
** Not annualized
*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Managed Municipal Bond Fund (formerly DWS Managed Municipal Bond Fund) (the "Fund") is a diversified series of Deutsche Municipal Trust (formerly DWS Municipal Trust) (the "Series"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares of the Fund are closed to new purchases, except exchanges or the reinvestment of dividends or other distributions. Class B shares were offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Institutional Class shares are generally available only to qualified institutions, are not subject to initial or contingent deferred sales charges and generally have lower ongoing expenses than other classes. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors.

Investment income, realized and unrealized gains and losses and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and services fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Municipal debt securities are valued at prices supplied by independent pricing services approved by the Fund’s Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Inverse Floaters. The Fund invests in inverse floaters. Inverse floaters are debt instruments with a weekly floating rate of interest that bears an inverse relationship to changes in the short-term interest rate market. Inverse floaters are created by depositing a fixed-rate municipal bond into a special purpose trust (the "Trust"). In turn the Trust issues a short-term floating rate note and an inverse floater. The income stream from the underlying bond in the Trust is divided between the floating rate note and the inverse floater. The income provided by the inverse floater bears an inverse relationship with the short-term rate paid to the floating rate note holder. The short-term floating rate note is issued in a face amount equal to some fraction of the underlying bond's par amount and is paid to a third party, usually a tax-exempt money market fund, at rates that generally reset weekly. The inverse floater earns all of the interest from the underlying fixed-rate bond less the amount of interest paid on the floating rate note and the expenses of the Trust. The inverse floater represents an investment in the underlying bond on a leveraged basis; the Fund bears all of the price risk of the underlying bond in the Trust and receives all the benefits from any potential appreciation of the underlying bond's value.

By holding the inverse floater, the Fund has the right to collapse the Trust by causing the holders of the floating rate instrument to tender their notes at par and have the broker transfer the underlying bond to the Fund. The floating rate note holder can also elect to tender the note for redemption at par at each reset date. The Fund accounts for these transactions as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability under the caption "Payable for floating rate notes issued" in the Statement of Assets and Liabilities. The floating rate notes issued by the Trust are valued at cost, which approximates fair value. Income earned on the underlying bond is included in interest income, and interest paid on the floaters and the expenses of the Trust are included in "Interest expense and fees on floating rate notes issued" in the Statement of Operations.

The Fund may enter into shortfall and forbearance agreements by which the Fund agrees to reimburse the Trust, in certain circumstances, for the difference between the liquidation value of the underlying bond held by the Trust and the liquidation value of the floating rate notes plus any shortfalls in interest cash flows. This could potentially expose the Fund to losses in excess of the value of the Fund's inverse floater investments. In addition, the value of inverse floaters may decrease significantly when interest rates increase. The market for inverse floaters may be more volatile and less liquid than other municipal bonds of comparable maturity. The Trust could be terminated outside of the Fund's control, resulting in a reduction of leverage and disposal of portfolio investments at inopportune times and prices. Investments in inverse floaters generally involve greater risk than in an investment in fixed-rate bonds. In connection with these agreements, securities and/or cash may be pledged as collateral.

The weighted average outstanding daily balance of the floating rate notes issued during the six months ended November 30, 2014 was $376,005,816, with a weighted average interest rate of 0.59%.

When-Issued/Delayed Delivery Securities. The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transaction from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At May 31, 2014, the Fund had net tax basis capital loss carryforwards of approximately $123,830,000, including $1,746,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until May 31, 2019, the expiration date, whichever occurs first; and approximately $122,084,000 of post-enactment losses, which may be applied against realized net taxable capital gains indefinitely, including short-term losses ($95,891,000) and long-term losses ($26,193,000).

The Fund has reviewed the tax positions for the open tax years as of May 31, 2014 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in inverse floater transactions, certain securities sold at a loss and accretion of market discount on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Series arising in connection with a specific fund are allocated to that fund. Other Series expenses which cannot be directly attributed to a fund are apportioned among the funds in the Series based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

Statement of Cash Flows. Information on financial transactions which have been settled through the receipt and disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows represents the cash position at the Fund's custodian bank at November 30, 2014.

B. Purchases and Sales of Securities

During the six months ended November 30, 2014, purchases and sales of investment securities (excluding short-term investments) aggregated $829,577,963 and $781,229,633, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million of the Fund's average daily net assets	.365%
Next $750 million of such net assets	.345%
Next $1.5 billion of such net assets	.325%
Next $2.5 billion of such net assets	.315%
Next $2.5 billion of such net assets	.295%
Next $2.5 billion of such net assets	.275%
Next $2.5 billion of such net assets	.255%
Over $12.5 billion of such net assets	.235%

Accordingly, for the six months ended November 30, 2014, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.32% of the Fund's average daily net assets.

For the period from June 1, 2014 through September 30, 2014, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:
Class A	.81%
Class B	1.56%
Class C	1.56%
Class S	.56%
Institutional Class	.56%

Effective October 1, 2014 through September 30, 2015, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:
Class A	.80%
Class B	1.55%
Class C	1.55%
Class S	.55%
Institutional Class	.55%

For the six months ended November 30, 2014, fees waived and/or expenses reimbursed for each class are as follows:
Class B	$285
Class C	8,595
Class S	526,167
$535,047

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended November 30, 2014, the Administration Fee was $2,642,437, of which $437,200 is unpaid.

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended November 30, 2014, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at November 30, 2014
Class A	$114,070	$58,355
Class B	390	206
Class C	5,429	2,721
Class S	220,206	110,560
Institutional Class	1,525	692
	$341,620	$172,534

Distribution and Service Fees. Under the Fund's Class B and Class C 12b-1 Plans, DeAWM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class B and C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended November 30, 2014, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at November 30, 2014
Class B	$6,382	$966
Class C	917,445	152,669
	$923,827	$153,635

In addition, DDI provides information and administrative services for a fee ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended November 30, 2014, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at November 30, 2014	Annualized Rate
Class A	$2,357,967	$1,178,996	.24%
Class B	2,124	1,022	.25%
Class C	305,815	157,554	.25%
	$2,665,906	$1,337,572

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid to DDI in connection with the distribution of Class A shares for the six months ended November 30, 2014 aggregated $41,311.

In addition, DDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended November 30, 2014, the CDSC for Class C shares aggregated $6,812. A deferred sales charge of up to 0.50% is assessed on certain redemptions of Class A shares. For the six months ended November 30, 2014, DDI received $37 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended November 30, 2014, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $11,956, of which $10,826 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at November 30, 2014.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended November 30, 2014		Year Ended May 31, 2014
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	9,624,867	$89,679,323	29,347,919	$263,042,398
Class B	216	2,028	262	2,309
Class C	2,314,212	21,565,346	4,245,436	38,213,666
Class S	21,661,217	202,054,455	148,059,910	1,319,331,629
Institutional Class	2,606,061	24,355,971	9,601,224	85,857,828
		$337,657,123		$1,706,447,830
Shares issued to shareholders in reinvestment of distributions
Class A	3,449,381	$32,149,858	7,606,545	$67,949,770
Class B	2,689	25,060	7,644	68,275
Class C	334,415	3,117,081	749,675	6,695,122
Class S	5,253,097	49,047,358	8,639,745	77,598,047
Institutional Class	200,800	1,872,026	643,746	5,730,123
		$86,211,383		$158,041,337
Shares redeemed
Class A	(17,750,458)	$(165,155,327)	(73,685,768)	$(656,597,294)
Class B	(56,679)	(525,402)	(93,438)	(838,422)
Class C	(2,218,571)	(20,655,918)	(12,967,473)	(115,578,509)
Class S	(19,003,888)	(177,285,638)	(150,833,247)	(1,342,022,008)
Institutional Class	(1,467,554)	(13,702,422)	(21,668,086)	(194,388,969)
		$(377,324,707)		$(2,309,425,202)
Net increase (decrease)
Class A	(4,676,210)	$(43,326,146)	(36,731,304)	$(325,605,126)
Class B	(53,774)	(498,314)	(85,532)	(767,838)
Class C	430,056	4,026,509	(7,972,362)	(70,669,721)
Class S	7,910,426	73,816,175	5,866,408	54,907,668
Institutional Class	1,339,307	12,525,575	(11,423,116)	(102,801,018)
		$46,543,799		$(444,936,035)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, Class B, Class C and S shares limited these expenses; had they not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2014 to November 30, 2014).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

—Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, B, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, B, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended November 30, 2014 (Unaudited)
Actual Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 6/1/14	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 11/30/14	$1,028.40	$1,024.20	$1,023.30	$1,029.40	$1,029.60
Expenses Paid per $1,000*	$4.07	$8.12	$8.01	$3.05	$2.85
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 6/1/14	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 11/30/14	$1,021.06	$1,017.05	$1,017.15	$1,022.06	$1,022.26
Expenses Paid per $1,000*	$4.05	$8.09	$7.99	$3.04	$2.84

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B	Class C	Class S	Institutional Class
Deutsche Managed Municipal Bond Fund†	.80%	1.60%	1.58%	.60%	.56%

† Includes interest expense and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities of 0.04% for each class.

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Deutsche Managed Municipal Bond Fund’s investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2014.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2014, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee, in coordination with the Board’s Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund's shareholders. DIMA is part of Deutsche Bank AG ("DB"), a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

In 2012, DB combined its Asset Management (of which DIMA was a part) and Wealth Management divisions into a new Asset and Wealth Management ("AWM") division. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that DB will continue to invest in AWM a significant portion of the savings it has realized by combining its Asset and Wealth Management divisions, including ongoing enhancements to AWM’s investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled by the Fee Consultant using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2013, the Fund’s performance (Class A shares) was in the 2nd quartile, 3rd quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the three- and five-year periods and has underperformed its benchmark in the one-year period ended December 31, 2013.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were equal to the median (2nd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2013). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (2nd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2013, and analyzing Lipper expense universe Class A (net) expenses less any applicable 12b-1 fees) ("Lipper Universe Expenses"). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Lipper Universe Expenses. The Board also considered how the Fund’s total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted that the expense limitations agreed to by DIMA helped to ensure that the Fund’s total (net) operating expenses would remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable funds and considered differences between the Fund and the comparable funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts and funds offered primarily to European investors ("Deutsche Europe funds") managed by DIMA and its affiliates. The Board noted that DIMA indicated that it does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche U.S. mutual funds ("Deutsche Funds"), as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of DIMA’s and the Fund’s chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:
(800) 728-3337

Web Site
deutschefunds.com
View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

Written Correspondence	Deutsche Asset & Wealth Management PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DeAWM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset & Wealth Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
Deutsche Asset & Wealth Management is the retail brand name in the U.S. for the wealth management and asset management activities of Deutsche Bank AG and DIMA. Deutsche Asset & Wealth Management is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

	Class A	Class B	Class C	Class S	Institutional Class
Nasdaq Symbol	SMLAX	SMLBX	SMLCX	SCMBX	SMLIX
CUSIP Number	25158T 608	25158T 707	25158T 822	25158T 848	25158T 855
Fund Number	466	666	766	2066	544

Privacy Statement
FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	DeAWM Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAWM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Deutsche Asset & Wealth Management collect my personal information?
We collect your personal information, for example. When you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
— sharing for affiliates' everyday business purposes — information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.
Rev. 08/2014

Notes

Notes

Notes

Notes

Deutsche Asset
& Wealth Management

222 South Riverside Plaza
Chicago, IL 60606-5808

DMMBF-3
(R-025437-4 1/15)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Managed Municipal Bond Fund, a series of Deutsche Municipal Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 29, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 29, 2015